UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota		55474
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2010

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO
May 31, 2010 (Unaudited)	Columbia Balanced Fund

	Shares	Value ($)*
Common Stocks — 62.9%
CONSUMER DISCRETIONARY — 6.1%
Hotels, Restaurants & Leisure — 0.3%
Las Vegas Sands Corp. (a)	42,298	993,157
Hotels, Restaurants & Leisure Total		993,157
Household Durables — 0.8%
Newell Rubbermaid, Inc.	142,428	2,372,851
Household Durables Total		2,372,851
Media — 1.3%
Comcast Corp., Class A	195,835	3,542,655
News Corp., Class A	37,080	489,456
Media Total		4,032,111
Multiline Retail — 2.0%
Dollar General Corp. (a)	72,555	2,193,337
Target Corp.	70,058	3,820,263
Multiline Retail Total		6,013,600
Specialty Retail — 1.3%
GameStop Corp., Class A (a)	78,015	1,777,962
Lowe’s Companies, Inc.	88,407	2,188,073
Specialty Retail Total		3,966,035
Textiles, Apparel & Luxury Goods — 0.4%
NIKE, Inc., Class B	15,926	1,152,724
Textiles, Apparel & Luxury Goods Total		1,152,724
CONSUMER DISCRETIONARY TOTAL		18,530,478
CONSUMER STAPLES — 5.4%
Beverages — 1.2%
PepsiCo, Inc.	57,286	3,602,717
Beverages Total		3,602,717
Food & Staples Retailing — 1.6%
CVS Caremark Corp.	102,756	3,558,440
Kroger Co.	66,725	1,343,174
Food & Staples Retailing Total		4,901,614
Food Products — 0.7%
Kraft Foods, Inc., Class A	66,585	1,904,331
Food Products Total		1,904,331
Personal Products — 0.6%
Avon Products, Inc.	29,373	778,091
Herbalife Ltd.	24,283	1,096,377
Personal Products Total		1,874,468

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Tobacco — 1.3%
Philip Morris International, Inc.	90,442	3,990,301
Tobacco Total		3,990,301
CONSUMER STAPLES TOTAL		16,273,431
ENERGY — 6.8%
Energy Equipment & Services — 0.9%
Superior Energy Services, Inc. (a)	53,325	1,160,352
Weatherford International Ltd. (a)	115,474	1,630,493
Energy Equipment & Services Total		2,790,845
Oil, Gas & Consumable Fuels — 5.9%
Alpha Natural Resources, Inc. (a)	19,394	744,148
Apache Corp.	32,174	2,880,860
Chevron Corp.	62,971	4,651,668
ConocoPhillips	72,247	3,746,729
Devon Energy Corp.	34,339	2,192,545
Petroleo Brasileiro SA, ADR	70,699	2,189,548
Suncor Energy, Inc.	47,807	1,456,201
Oil, Gas & Consumable Fuels Total		17,861,699
ENERGY TOTAL		20,652,544
FINANCIALS — 12.0%
Capital Markets — 3.1%
Bank of New York Mellon Corp.	135,269	3,679,317
Goldman Sachs Group, Inc.	22,830	3,293,456
Morgan Stanley	82,100	2,225,731
Capital Markets Total		9,198,504
Commercial Banks — 1.7%
Itau Unibanco Holding SA, ADR	44,460	818,509
PNC Financial Services Group, Inc.	31,914	2,002,603
Wells Fargo & Co.	82,699	2,372,634
Commercial Banks Total		5,193,746
Diversified Financial Services — 3.2%
Bank of America Corp.	291,090	4,581,756
JPMorgan Chase & Co.	128,408	5,082,389
Diversified Financial Services Total		9,664,145
Insurance — 3.7%
Berkshire Hathaway, Inc., Class B (a)	57,525	4,058,389
MetLife, Inc.	77,420	3,134,736
Prudential Financial, Inc.	17,083	985,860
Unum Group	131,780	3,044,118
Insurance Total		11,223,103

2

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Real Estate Management & Development — 0.3%
CB Richard Ellis Group, Inc., Class A (a)	59,163	936,550
Real Estate Management & Development Total		936,550
FINANCIALS TOTAL		36,216,048
HEALTH CARE — 7.7%
Biotechnology — 0.8%
Amgen, Inc. (a)	44,805	2,320,003
Biotechnology Total		2,320,003
Health Care Equipment & Supplies — 1.2%
Baxter International, Inc.	28,414	1,199,923
St. Jude Medical, Inc. (a)	64,944	2,425,009
Health Care Equipment & Supplies Total		3,624,932
Health Care Providers & Services — 2.1%
Cardinal Health, Inc.	67,714	2,335,456
Medco Health Solutions, Inc. (a)	42,965	2,476,932
VCA Antech, Inc. (a)	52,945	1,379,747
Health Care Providers & Services Total		6,192,135
Life Sciences Tools & Services — 1.1%
Thermo Fisher Scientific, Inc. (a)	66,303	3,451,734
Life Sciences Tools & Services Total		3,451,734
Pharmaceuticals — 2.5%
Abbott Laboratories	89,890	4,275,169
Pfizer, Inc.	219,335	3,340,472
Pharmaceuticals Total		7,615,641
HEALTH CARE TOTAL		23,204,445
INDUSTRIALS — 6.4%
Aerospace & Defense — 1.7%
Honeywell International, Inc.	59,974	2,565,088
United Technologies Corp.	38,493	2,593,658
Aerospace & Defense Total		5,158,746
Electrical Equipment — 0.6%
Sensata Technologies Holding NV (a)	107,680	1,790,719
Electrical Equipment Total		1,790,719
Industrial Conglomerates — 1.4%
General Electric Co.	52,477	857,999
Tyco International Ltd.	95,320	3,449,631
Industrial Conglomerates Total		4,307,630

3

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Machinery — 1.5%
Illinois Tool Works, Inc.	64,518	2,995,571
Navistar International Corp. (a)	28,023	1,518,286
Machinery Total		4,513,857
Road & Rail — 1.2%
Union Pacific Corp.	48,163	3,440,283
Road & Rail Total		3,440,283
INDUSTRIALS TOTAL		19,211,235
INFORMATION TECHNOLOGY — 14.5%
Communications Equipment — 0.9%
QUALCOMM, Inc.	77,251	2,747,046
Communications Equipment Total		2,747,046
Computers & Peripherals — 4.5%
Apple, Inc. (a)	26,151	6,724,991
EMC Corp. (a)	133,061	2,477,596
Hewlett-Packard Co.	94,759	4,359,862
Computers & Peripherals Total		13,562,449
Electronic Equipment, Instruments & Components — 0.8%
Corning, Inc.	144,315	2,515,410
Electronic Equipment, Instruments & Components Total		2,515,410
Internet Software & Services — 3.3%
eBay, Inc. (a)	165,010	3,532,864
Google, Inc., Class A (a)	8,902	4,319,073
IAC/InterActiveCorp (a)	83,565	1,960,017
Internet Software & Services Total		9,811,954
IT Services — 2.5%
International Business Machines Corp.	40,740	5,103,092
Visa, Inc., Class A	34,115	2,471,973
IT Services Total		7,575,065
Semiconductors & Semiconductor Equipment — 1.1%
Atmel Corp. (a)	320,907	1,638,230
Marvell Technology Group Ltd. (a)	83,668	1,588,019
Semiconductors & Semiconductor Equipment Total		3,226,249

4

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Software — 1.4%
McAfee, Inc. (a)	39,795	1,265,481
Microsoft Corp.	119,008	3,070,406
Software Total		4,335,887
INFORMATION TECHNOLOGY TOTAL		43,774,060
MATERIALS — 1.8%
Chemicals — 0.4%
Air Products & Chemicals, Inc.	15,325	1,058,345
Chemicals Total		1,058,345
Metals & Mining — 1.4%
Freeport-McMoRan Copper & Gold, Inc.	8,580	601,029
Vale SA, ADR	50,459	1,371,980
Walter Energy, Inc.	29,712	2,357,053
Metals & Mining Total		4,330,062
MATERIALS TOTAL		5,388,407
TELECOMMUNICATION SERVICES — 1.6%
Wireless Telecommunication Services — 1.6%
MetroPCS Communications, Inc. (a)	119,560	1,074,844
Millicom International Cellular SA	17,280	1,381,190
Sprint Nextel Corp. (a)	473,265	2,427,850
Wireless Telecommunication Services Total		4,883,884
TELECOMMUNICATION SERVICES TOTAL		4,883,884
UTILITIES — 0.6%
Independent Power Producers & Energy Traders — 0.6%
AES Corp. (a)	166,205	1,706,925
Independent Power Producers & Energy Traders Total		1,706,925
UTILITIES TOTAL		1,706,925

Total Common Stocks (cost of $167,443,711)		189,841,457

	Par ($)
Corporate Fixed-Income Bonds & Notes — 11.6%
BASIC MATERIALS — 0.5%
Chemicals — 0.1%
EI Du Pont de Nemours & Co.
5.000% 07/15/13	185,000	202,524
Hexion Finance Escrow LLC/Hexion Escrow Corp.
8.875% 02/01/18 (b)	65,000	60,125
Chemicals Total		262,649

5

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
BASIC MATERIALS — (continued)
Forest Products & Paper — 0.1%
Georgia-Pacific LLC
	8.000% 01/15/24	280,000	291,900
Forest Products & Paper Total			291,900
Iron/Steel — 0.2%
ArcelorMittal USA, Inc.
	6.500% 04/15/14	300,000	317,343
Nucor Corp.
	5.850% 06/01/18	265,000	296,531
Iron/Steel Total			613,874
Metals & Mining — 0.1%
Vale Overseas Ltd.
	6.250% 01/23/17	220,000	236,218
Metals & Mining Total			236,218
BASIC MATERIALS TOTAL			1,404,641
COMMUNICATIONS — 2.1%
Media — 0.7%
Cengage Learning Acquisitions, Inc.
	10.500% 01/15/15 (b)	320,000	290,400
Comcast Corp.
	7.050% 03/15/33	375,000	417,902
DISH DBS Corp.
	6.625% 10/01/14	300,000	295,500
News America, Inc.
	6.550% 03/15/33	275,000	288,343
RR Donnelley & Sons Co.
	6.125% 01/15/17	350,000	355,190
Salem Communications Corp.
	9.625% 12/15/16	35,000	35,438
Time Warner, Inc.
	6.200% 03/15/40	360,000	361,129
Viacom, Inc.
	6.125% 10/05/17	195,000	217,532
Media Total			2,261,434
Telecommunication Services — 1.4%
America Movil SAB de CV
	5.625% 11/15/17	270,000	287,230
AT&T, Inc.
	4.950% 01/15/13	400,000	430,544
British Telecommunications PLC
	5.150% 01/15/13	275,000	286,997
Cellco Partnership/Verizon Wireless Capital LLC
	5.550% 02/01/14	500,000	552,723

6

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Cincinnati Bell, Inc.
	8.250% 10/15/17	30,000	28,275
Cricket Communications, Inc.
	9.375% 11/01/14	295,000	297,213
Intelsat Corp.
	9.250% 06/15/16	285,000	292,125
Level 3 Financing, Inc.
	9.250% 11/01/14	5,000	4,550
Lucent Technologies, Inc.
	6.450% 03/15/29	345,000	234,600
New Cingular Wireless Services, Inc.
	8.750% 03/01/31	200,000	265,555
Nextel Communications, Inc.
	7.375% 08/01/15	325,000	306,312
PAETEC Holding Corp.
	8.875% 06/30/17 (b)	40,000	39,500
Qwest Communications International, Inc.
	7.500% 02/15/14	295,000	290,575
Telecom Italia Capital SA
	4.950% 09/30/14	325,000	322,287
Telefonica Emisiones SAU
	0.674% 02/04/13 (08/04/10) (c)(d)	425,000	410,968
Vodafone Group PLC
	5.750% 03/15/16	210,000	231,458
Telecommunication Services Total			4,280,912
COMMUNICATIONS TOTAL			6,542,346
CONSUMER CYCLICAL — 0.3%
Entertainment — 0.0%
Shingle Springs Tribal Gaming Authority
	9.375% 06/15/15 (b)	45,000	35,100
Entertainment Total			35,100
Leisure Time — 0.1%
Royal Caribbean Cruises Ltd.
	7.500% 10/15/27	345,000	310,500
Leisure Time Total			310,500
Retail — 0.2%
CVS Pass-Through Trust
	7.507% 01/10/32 (b)	348,343	395,202

7

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
QVC, Inc.
	7.500% 10/01/19 (b)	75,000	73,125
Retail Total			468,327
CONSUMER CYCLICAL TOTAL			813,927
CONSUMER NON-CYCLICAL — 1.2%
Beverages — 0.3%
Anheuser-Busch InBev Worldwide, Inc.
	2.500% 03/26/13 (b)	275,000	275,585
Bottling Group LLC
	6.950% 03/15/14	225,000	263,341
Miller Brewing Co.
	5.500% 08/15/13 (b)	340,000	371,462
Beverages Total			910,388
Commercial Services — 0.0%
United Rentals North America, Inc.
	10.875% 06/15/16	30,000	31,950
Commercial Services Total			31,950
Food — 0.3%
Campbell Soup Co.
	4.500% 02/15/19	90,000	95,310
ConAgra Foods, Inc.
	5.875% 04/15/14	250,000	279,529
JBS USA LLC/JBS USA Finance, Inc.
	11.625% 05/01/14	90,000	98,829
Kraft Foods, Inc.
	5.375% 02/10/20	310,000	321,951
Kroger Co.
	6.200% 06/15/12	200,000	216,457
Food Total			1,012,076
Healthcare Services — 0.2%
CHS/Community Health Systems, Inc.
	8.875% 07/15/15	55,000	56,306
HCA, Inc.
	9.250% 11/15/16	25,000	26,188
	PIK,
	9.625% 11/15/16	78,000	82,095
Roche Holdings, Inc.
	6.000% 03/01/19 (b)	350,000	395,683
Healthcare Services Total			560,272

8

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Pharmaceuticals — 0.4%
Express Scripts, Inc.
	5.250% 06/15/12	155,000	165,863
	6.250% 06/15/14	180,000	201,920
Omnicare, Inc.
	6.875% 12/15/15	305,000	301,188
Wyeth
	5.500% 02/01/14	345,000	383,531
Pharmaceuticals Total			1,052,502
CONSUMER NON-CYCLICAL TOTAL			3,567,188
ENERGY — 1.4%
Coal — 0.0%
Arch Coal, Inc.
	8.750% 08/01/16 (b)	110,000	112,200
Coal Total			112,200
Oil & Gas — 0.7%
Anadarko Petroleum Corp.
	6.200% 03/15/40	325,000	300,197
Canadian Natural Resources Ltd.
	5.700% 05/15/17	300,000	327,762
Chesapeake Energy Corp.
	6.375% 06/15/15	300,000	299,250
Chevron Corp.
	4.950% 03/03/19	200,000	216,974
Hilcorp Energy I LP/Hilcorp Finance Co.
	7.750% 11/01/15 (b)	40,000	39,000
Nexen, Inc.
	5.875% 03/10/35	300,000	281,514
PetroHawk Energy Corp.
	7.875% 06/01/15	285,000	276,094
	10.500% 08/01/14	30,000	31,725
Range Resources Corp.
	7.500% 05/15/16	110,000	110,275
Talisman Energy, Inc.
	6.250% 02/01/38	235,000	241,507
Oil & Gas Total			2,124,298
Oil & Gas Services — 0.2%
Halliburton Co.
	5.900% 09/15/18	175,000	189,257

9

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Weatherford International Ltd.
	5.150% 03/15/13	225,000	237,537
Oil & Gas Services Total			426,794
Pipelines — 0.5%
El Paso Corp.
	6.875% 06/15/14	280,000	280,730
Enterprise Products Operating LLC
	4.600% 08/01/12	200,000	209,116
MarkWest Energy Partners LP
	8.500% 07/15/16	290,000	291,450
Plains All American Pipeline LP
	6.650% 01/15/37	225,000	224,421
Regency Energy Partners LP/Regency Energy Finance Corp.
	9.375% 06/01/16 (b)	95,000	98,800
TransCanada Pipelines Ltd.
	6.350% 05/15/67 (05/15/17) (c)(d)	245,000	222,259
Williams Partners LP
	6.300% 04/15/40 (b)	210,000	205,231
Pipelines Total			1,532,007
ENERGY TOTAL			4,195,299
FINANCIALS — 4.1%
Banks — 2.6%
ANZ National International Ltd.
	6.200% 07/19/13 (b)	500,000	551,468
Bank of New York Mellon Corp.
	5.125% 08/27/13	300,000	328,167
Barclays Bank PLC
	6.750% 05/22/19	475,000	506,230
Bear Stearns Cos. LLC
	7.250% 02/01/18	650,000	740,993
Capital One Financial Corp.
	5.500% 06/01/15	325,000	344,994
CIT Group, Inc.
	7.000% 05/01/17	125,000	112,813
Citigroup Funding, Inc.
	2.000% 03/30/12 (e)	750,000	763,319
Citigroup, Inc.
	6.125% 05/15/18	625,000	639,276
Commonwealth Bank of Australia
	3.750% 10/15/14 (b)	450,000	458,600

10

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Credit Suisse/New York NY
	6.000% 02/15/18	449,000	458,288
Deutsche Bank AG/London
	4.875% 05/20/13	375,000	395,023
Goldman Sachs Group, Inc.
	5.350% 01/15/16	300,000	303,702
Keycorp
	6.500% 05/14/13	290,000	313,982
Merrill Lynch & Co., Inc.
	6.875% 04/25/18	675,000	695,244
Morgan Stanley
	6.625% 04/01/18	250,000	256,720
U.S. Bank N.A.
	6.300% 02/04/14	525,000	592,942
Wachovia Corp.
	4.875% 02/15/14	400,000	419,185
Banks Total			7,880,946
Diversified Financial Services — 0.6%
ERAC USA Finance LLC
	6.375% 10/15/17 (b)	300,000	338,700
Ford Motor Credit Co., LLC
	8.000% 12/15/16	5,000	5,010
General Electric Capital Corp.
	2.250% 03/12/12 (e)	750,000	766,831
	5.500% 01/08/20	750,000	769,378
Lehman Brothers Holdings, Inc.
	5.750% 07/18/11 (f)	275,000	57,063
Diversified Financial Services Total			1,936,982
Insurance — 0.7%
Chubb Corp.
	5.750% 05/15/18	90,000	99,218
CNA Financial Corp.
	7.350% 11/15/19	250,000	262,788
Lincoln National Corp.
	8.750% 07/01/19	250,000	307,596
MetLife, Inc.
	6.817% 08/15/18	360,000	393,292
Principal Life Income Funding Trusts
	5.300% 04/24/13	320,000	344,224

11

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Prudential Financial, Inc.
	6.100% 06/15/17	225,000	241,872
Transatlantic Holdings, Inc.
	8.000% 11/30/39	310,000	309,229
UnitedHealth Group, Inc.
	5.250% 03/15/11	225,000	231,471
Insurance Total			2,189,690
Real Estate Investment Trusts (REITs) — 0.2%
Duke Realty LP
	8.250% 08/15/19	250,000	284,960
Simon Property Group LP
	6.750% 02/01/40	255,000	269,933
Real Estate Investment Trusts (REITs) Total			554,893
FINANCIALS TOTAL			12,562,511
INDUSTRIALS — 0.7%
Aerospace & Defense — 0.2%
BE Aerospace, Inc.
	8.500% 07/01/18	285,000	294,975
United Technologies Corp.
	5.375% 12/15/17	315,000	355,700
Aerospace & Defense Total			650,675
Miscellaneous Manufacturing — 0.2%
Ingersoll-Rand Global Holding Co., Ltd.
	9.500% 04/15/14	235,000	288,616
Tyco International Ltd./Tyco International Finance SA
	7.000% 12/15/19	265,000	315,146
Miscellaneous Manufacturing Total			603,762
Transportation — 0.3%
Burlington Northern Santa Fe Corp.
	6.200% 08/15/36	275,000	292,782
Norfolk Southern Corp.
	5.750% 04/01/18	275,000	303,231
United Parcel Service, Inc.
	4.500% 01/15/13	145,000	156,023
Transportation Total			752,036
INDUSTRIALS TOTAL			2,006,473

12

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
TECHNOLOGY — 0.2%
Networking Products — 0.1%
Cisco Systems, Inc.
	4.950% 02/15/19	325,000	348,219
Networking Products Total			348,219
Software — 0.1%
Oracle Corp.
	6.500% 04/15/38	300,000	345,807
Software Total			345,807
TECHNOLOGY TOTAL			694,026
UTILITIES — 1.1%
Electric — 0.9%
Commonwealth Edison Co.
	5.950% 08/15/16	300,000	336,790
Consolidated Edison Co. of New York, Inc.
	5.850% 03/15/36	325,000	337,706
Dominion Resources, Inc./VA
	5.200% 08/15/19	335,000	353,699
Energy Future Holdings Corp.
	10.000% 01/15/20 (b)	270,000	268,650
Indiana Michigan Power Co.
	5.650% 12/01/15	275,000	298,368
NRG Energy, Inc.
	7.375% 01/15/17	165,000	156,750
Pacific Gas & Electric Co.
	5.800% 03/01/37	325,000	330,658
Progress Energy, Inc.
	7.750% 03/01/31	250,000	302,437
Southern California Edison Co.
	5.000% 01/15/14	200,000	218,152
Electric Total			2,603,210
Gas — 0.2%
Atmos Energy Corp.
	6.350% 06/15/17	300,000	332,129
Sempra Energy
	6.500% 06/01/16	305,000	348,495
Gas Total			680,624
UTILITIES TOTAL			3,283,834

	Total Corporate Fixed-Income Bonds & Notes (cost of $33,768,101)		35,070,245

13

		Par ($)	Value ($)
Mortgage-Backed Securities — 8.8%
Federal Home Loan Mortgage Corp.
	4.500% 10/01/39	1,062,308	1,085,442
	4.500% 01/01/40	1,633,627	1,669,203
	5.000% 12/01/38	161,848	169,761
	5.000% 10/01/39	945,294	991,414
	5.000% 01/01/40	1,087,157	1,140,198
	5.500% 12/01/18	613,235	664,025
	5.500% 07/01/19	180,650	195,386
	5.500% 07/01/21	131,481	141,590
	5.500% 08/01/21	16,382	17,642
	5.500% 12/01/36	509,814	544,266
	5.500% 07/01/38	905,948	966,411
	6.000% 03/01/17	37,938	41,037
	6.000% 04/01/17	239,665	259,242
	6.000% 05/01/17	116,128	125,614
	6.000% 08/01/17	85,351	92,323
	6.000% 08/01/38	651,606	703,443
	6.500% 08/01/32	85,032	94,010
	6.500% 03/01/38	282,607	308,236
	6.500% 09/01/38	775,505	845,833
Federal National Mortgage Association
	4.000% 01/01/25	1,592,493	1,637,365
	4.500% 05/01/40	1,900,000	1,941,711
	5.000% 05/01/37	1,106,262	1,159,086
	5.000% 03/01/38	798,006	836,111
	5.000% 08/01/39	1,500,974	1,572,495
	5.000% 05/01/40	750,000	785,737
	5.500% 03/01/37	1,263,823	1,349,915
	5.500% 09/01/37	1,124,225	1,199,514
	5.610% 07/01/32 (06/01/10) (c)(d)	232,647	246,865
	6.000% 09/01/36	244,009	263,816
	6.000% 07/01/37	100,653	108,635
	6.000% 08/01/37	449,324	484,954
	6.000% 09/01/37	368,063	397,250
	6.500% 03/01/37	185,109	201,964
	6.500% 08/01/37	135,342	147,454
	TBA:
	5.500% 06/01/40 (g)	775,000	826,707
	6.000% 06/01/40 (g)	1,000,000	1,077,031
Government National Mortgage Association
	4.500% 02/15/39	132,951	136,795
	5.500% 07/15/39	1,255,266	1,353,885
	6.000% 12/15/37	403,960	437,843

14

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
	7.000% 10/15/31	48,707	55,190
	7.000% 04/15/32	36,857	41,775
	7.000% 05/15/32	71,228	80,733

	Total Mortgage-Backed Securities (cost of $25,708,059)		26,397,907
Government & Agency Obligations — 7.8%
FOREIGN GOVERNMENT OBLIGATIONS — 0.7%
Province of Ontario
	5.450% 04/27/16	675,000	755,428
Province of Quebec
	4.625% 05/14/18	475,000	508,891
Svensk Exportkredit AB
	5.125% 03/01/17	375,000	420,031
United Mexican States
	7.500% 04/08/33	250,000	297,500
FOREIGN GOVERNMENT OBLIGATIONS TOTAL			1,981,850
U.S. GOVERNMENT AGENCIES — 0.3%
Federal Home Loan Bank
	5.500% 08/13/14	800,000	913,872
Federal Home Loan Mortgage Corp.
	3.125% 10/25/10 (h)	100,000	101,156
	3.750% 03/27/19	60,000	60,843
U.S. GOVERNMENT AGENCIES TOTAL			1,075,871
U.S. GOVERNMENT OBLIGATIONS — 6.8%
U.S. Treasury Bonds
	5.375% 02/15/31	6,407,000	7,568,269
U.S. Treasury Inflation Indexed Notes
	3.000% 07/15/12	1,549,120	1,644,851
U.S. Treasury Notes
	0.875% 02/29/12	1,250,000	1,253,513
	1.375% 09/15/12	4,100,000	4,143,562
	2.375% 10/31/14	4,000,000	4,073,752
	2.375% 02/28/15	1,800,000	1,828,962
U.S. GOVERNMENT OBLIGATIONS TOTAL			20,512,909

	Total Government & Agency Obligations (cost of $22,865,056)		23,570,630
Commercial Mortgage-Backed Securities — 3.9%
Bear Stearns Commercial Mortgage Securities
	5.742% 09/11/42 (06/01/10) (c)(d)	750,000	768,976
Credit Suisse Mortgage Capital Certificates
	5.657% 03/15/39 (06/01/10) (c)(d)	650,000	668,872

15

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities — (continued)
CS First Boston Mortgage Securities Corp.
	5.065% 08/15/38 (06/01/10) (c)(d)	430,000	447,246
GE Capital Commercial Mortgage Corp.
	4.819% 01/10/38	550,000	576,529
Greenwich Capital Commercial Funding Corp.
	5.117% 04/10/37	762,048	770,853
	5.190% 04/10/37 (06/01/10) (c)(d)	375,000	394,393
JPMorgan Chase Commercial Mortgage Securities Corp.
	4.134% 10/15/37	302,591	311,104
	4.659% 07/15/42	467,151	483,817
	4.824% 10/15/42 (06/01/10) (c)(d)	399,997	415,505
	5.201% 08/12/37 (06/01/10) (c)(d)	710,822	740,582
	5.440% 06/12/47	820,000	794,177
	5.447% 06/12/47	791,000	796,947
	5.857% 10/12/35	1,494,593	1,551,710
LB-UBS Commercial Mortgage Trust
	5.403% 02/15/40	820,000	837,890
Morgan Stanley Capital I
	5.325% 12/15/43	820,000	867,977
Nationslink Funding Corp.
	7.104% 01/22/26	326,337	355,343
Wachovia Bank Commercial Mortgage Trust
	3.857% 02/15/41	147,706	147,607
	4.390% 02/15/41	790,000	798,696

	Total Commercial Mortgage-Backed Securities (cost of $11,320,059)		11,728,224
Collateralized Mortgage Obligations — 1.6%
AGENCY — 1.3%
Federal Home Loan Mortgage Corp.
	4.000% 10/15/18	1,900,000	2,002,811
	5.000% 08/15/32	370,000	395,851
	5.000% 05/15/33	700,000	751,484
Federal National Mortgage Association
	5.500% 01/25/33	643,298	670,595

16

		Par ($)	Value ($)
Collateralized Mortgage Obligations — (continued)
AGENCY — (continued)
Government National Mortgage Association
	4.000% 05/16/39	261,740	272,952
AGENCY TOTAL			4,093,693
NON - AGENCY — 0.3%
SACO I, Inc.
	(i) 09/25/24 (06/01/10) (c)(d)(j)	6,233	2,057
Structured Asset Securities Corp.
	5.500% 05/25/33	371,256	379,404
	5.500% 07/25/33	392,813	395,987
	NON-AGENCY TOTAL		777,448

	Total Collateralized Mortgage Obligations (cost of $4,652,228)		4,871,141
Asset-Backed Securities — 0.7%
Capital Auto Receivables Asset Trust
	5.300% 05/15/14	500,000	523,277
Cityscape Home Equity Loan Trust
	7.410% 05/25/28	81,239	79,093
First Alliance Mortgage Loan Trust
	7.340% 06/20/27	47,468	46,636
Franklin Auto Trust
	5.360% 05/20/16	761,000	783,258
IMC Home Equity Loan Trust
	7.520% 08/20/28	532,918	528,970

	Total Asset-Backed Securities (cost of $1,965,307)		1,961,234

Short-Term Obligation — 3.5%
	Repurchase agreement with Fixed Income Clearing Corp., dated 05/28/10, due 06/01/10 at 0.140%, collateralized by a U.S. Government Agency obligation maturing 06/15/12, market value $10,807,000 (repurchase proceeds $10,592,165)	10,592,000	10,592,000

	Total Short-Term Obligation (cost of $10,592,000)		10,592,000

	Total Investments — 100.8% (cost of $278,314,521)(k)(l)		304,032,838

	Other Assets & Liabilities, Net — (0.8)%		(2,326,887)

	Net Assets — 100.0%		301,705,951

17

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

18

On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the “amendment”), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 or Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and requires disclosure of the reason(s) for the transfer. Additionally, purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009; except for, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis which will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the amendment.

The following table summarizes the inputs used, as of May 31, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$189,841,457	$—	$—	$189,841,457
Total Corporate Fixed-Income Bonds & Notes	—	35,070,245	—	35,070,245
Total Mortgage-Backed Securities	1,903,738	24,494,169	—	26,397,907
Government & Agency Obligations
Foreign Government Obligations	—	1,981,850	—	1,981,850
U.S. Government Agencies	—	1,075,871	—	1,075,871
U.S. Government Obligations	20,512,909	—	—	20,512,909
Total Government & Agency Obligations	20,512,909	3,057,721	—	23,570,630
Total Commercial Mortgage-Backed Securities	—	11,728,224	—	11,728,224
Collateralized Mortgage Obligations
Agency	—	4,093,693	—	4,093,693
Non - Agency	—	775,391	2,057	777,448
Total Collateralized Mortgage Obligations	—	4,869,084	2,057	4,871,141
Total Asset-Backed Securities	—	1,961,234	—	1,961,234
Total Short-Term Obligation	—	10,592,000	—	10,592,000
Total Investments	212,258,104	91,772,677	2,057	304,032,838
Unrealized Appreciation on Futures Contracts	19,068	—	—	19,068
Total	$212,277,172	$91,772,677	$2,057	$304,051,906

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

The following table reconciles asset balances for the nine month period ending May 31, 2010, in which significant unobservable inputs (Level 3) were used in determining value:

Investment in Securities	Balance as of August 31, 2009	Accrued Discounts/ (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2010
Collateralized Mortgage Obligations Non-Agency	$2,100	$14	$6	$68	$—	$(131)	$—	$—	$2,057

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

19

The change in unrealized appreciation attributed to securities owned at May 31, 2010, which were valued using significant unobservable inputs (Level 3) amounted to $68.

(a)		Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2010, these securities, which are not illiquid except for the following, amounted to $4,008,831, which represents 1.3% of net assets.

Security	Acquisition Date(s)	Par	Cost	Value
Hexion Finance Escrow LLC/Hexion Escrow Corp. 8.875% 02/01/18	05/26/10-05/27/10	$65,000	$59,625	$60,125
Regency Energy Partners LP/Regency Energy Finance Corp. 9.375% 06/01/16	05/26/10	95,000	99,038	98,800
$158,925

(c)		The interest rate shown on floating rate or variable rate securities reflects the rate at May 31, 2010.
(d)		Parenthetical date represents the next interest rate reset date for the security.
(e)		Security is guaranteed by the Federal Deposit Insurance Corporation.
(f)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants.  Income is not being accrued.  At May 31, 2010, the value of this security amounted to $57,063, which represents less than 0.1% of net assets.

(g)		Security purchased on a delayed delivery basis.
(h)		All of this security with a market value of $101,156 is pledged as collateral for open futures contracts.
(i)		Zero coupon bond.
(j)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2010, the value of this security amounted to $2,057, which represents less than 0.1% of net assets.

(k)		Cost for federal income tax purposes is $278,445,605.
(l)		Unrealized appreciation and depreciation at May 31, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized		Net Unrealized
Appreciation	Depreciation		Appreciation
$32,807,590		$(7,220,357)	$25,587,233

20

Investments in affiliates during the nine months ended May 31, 2010:

	Value,
	beginning of		Sales	Dividend	Value, end of
Affiliate	period	Purchases	Proceeds	Income	period
Merrill Lynch & Co., Inc.
6.050% 08/15/12	$260,505	$—	$(267,443)	$10,083	$—

As of May 1, 2010, this company was no longer an affiliate of the Fund. The above table reflects activity for the period from September 1, 2009 through April 30, 2010.

At May 31, 2010 the Fund  held the following open short futures contracts:

Risk Exposure/Type	Number of		Aggregate	Expiration	Unrealized
Interest Rate Risk	Contracts	Value	Face Value	Date	Appreciation
5-Year U.S. Treasury Notes	56	$6,533,625	$6,552,693	Sept. - 2010	$19,068

Acronym	Name

ADR	American Depositary Receipt
PIK	Payment-In-Kind
TBA	To Be Announced

21

INVESTMENT PORTFOLIO

May 31, 2010 (Unaudited)	Columbia Conservative High Yield Fund

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes — 97.1%
BASIC MATERIALS — 9.6%
Chemicals — 2.7%
Chemicals-Diversified — 1.9%
INEOS Finance PLC
	9.000% 05/15/15 (a)	910,000	905,450
INVISTA
	9.250% 05/01/12 (a)	4,755,000	4,833,077
Koppers, Inc.
	7.875% 12/01/19 (a)	895,000	899,475
Nova Chemicals Corp.
	8.375% 11/01/16	860,000	864,300
	8.625% 11/01/19	960,000	964,800
Solutia, Inc.
	8.750% 11/01/17	2,345,000	2,403,625
			10,870,727
Chemicals-Plastics — 0.8%
Hexion Finance Escrow LLC/Hexion Escrow Corp.
	8.875% 02/01/18 (a)	4,475,000	4,139,375
			4,139,375
Chemicals Total			15,010,102
Forest Products & Paper — 3.4%
Paper & Related Products — 3.4%
Cascades, Inc.
	7.750% 12/15/17 (a)	2,070,000	1,997,550
Clearwater Paper Corp.
	10.625% 06/15/16	865,000	949,338
Domtar Corp.
	10.750% 06/01/17	3,105,000	3,632,850
Georgia-Pacific LLC
	8.000% 01/15/24	6,685,000	6,969,112
NewPage Corp.
	11.375% 12/31/14	325,000	303,875
PE Paper Escrow GmbH
	12.000% 08/01/14 (a)	2,530,000	2,770,350
Westvaco Corp.
	8.200% 01/15/30	2,305,000	2,463,464
			19,086,539
Forest Products & Paper Total			19,086,539

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
BASIC MATERIALS — (continued)
Iron/Steel — 0.9%
Steel-Producers — 0.9%
Russel Metals, Inc.
6.375% 03/01/14	3,390,000	3,245,925
United States Steel Corp.
7.000% 02/01/18	2,100,000	2,073,750
		5,319,675
Iron/Steel Total		5,319,675
Metals & Mining — 2.6%
Diversified Minerals — 1.8%
Teck Resources Ltd.
10.750% 05/15/19	8,160,000	9,832,800
		9,832,800
Metal-Copper — 0.4%
Freeport-McMoRan Copper & Gold, Inc.
8.375% 04/01/17	2,150,000	2,338,125
		2,338,125
Metal-Diversified — 0.4%
Vedanta Resources PLC
9.500% 07/18/18 (a)	2,330,000	2,376,600
		2,376,600
Metals & Mining Total		14,547,525
BASIC MATERIALS TOTAL		53,963,841
COMMUNICATIONS — 21.0%
Advertising — 0.2%
Advertising Agencies — 0.2%
Interpublic Group of Companies, Inc.
6.250% 11/15/14	960,000	950,400
		950,400
Advertising Total		950,400
Media — 4.9%
Broadcast Services/Programs — 0.7%
Liberty Media LLC
8.250% 02/01/30	4,240,000	3,922,000
		3,922,000
Cable TV — 3.3%
CSC Holdings LLC
8.500% 04/15/14 (a)	1,445,000	1,502,800
8.500% 06/15/15 (a)	3,200,000	3,312,000

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
DISH DBS Corp.
	6.625% 10/01/14	11,170,000	11,002,450
	7.875% 09/01/19	1,435,000	1,449,350
Mediacom LLC/Mediacom Capital Corp.
	9.125% 08/15/19 (a)	1,205,000	1,192,950
			18,459,550
Radio — 0.9%
Salem Communications Corp.
	9.625% 12/15/16	2,025,000	2,050,313
Sirius XM Radio, Inc.
	9.750% 09/01/15 (a)	3,090,000	3,275,400
			5,325,713
Media Total			27,707,263
Telecommunication Services — 15.9%
Cellular Telecommunications — 5.9%
Cricket Communications, Inc.
	7.750% 05/15/16	4,905,000	4,978,575
Digicel Group Ltd.
	8.250% 09/01/17 (a)	5,370,000	5,262,600
MetroPCS Wireless, Inc.
	9.250% 11/01/14	3,000,000	3,090,000
Nextel Communications, Inc.
	7.375% 08/01/15	11,645,000	10,975,412
NII Capital Corp.
	10.000% 08/15/16	2,890,000	3,092,300
Wind Acquisition Finance SA
	11.750% 07/15/17 (a)	5,474,000	5,583,480
	12.000% 12/01/15 (a)	360,000	370,800
			33,353,167
Media — 0.8%
Quebecor Media, Inc.
	7.750% 03/15/16	4,905,000	4,721,063
			4,721,063
Satellite Telecommunications — 0.9%
Intelsat Corp.
	9.250% 06/15/16	4,745,000	4,863,625
			4,863,625
Telecommunication Equipment — 0.6%
Lucent Technologies, Inc.
	6.450% 03/15/29	3,510,000	2,386,800

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
WireCo WorldGroup, Inc.
	9.500% 05/15/17 (a)	1,140,000	1,112,925
			3,499,725
Telecommunication Services — 1.2%
ITC Deltacom, Inc.
	10.500% 04/01/16 (a)	1,845,000	1,771,200
PAETEC Holding Corp.
	8.875% 06/30/17 (a)	1,140,000	1,125,750
SBA Telecommunications, Inc.
	8.250% 08/15/19 (a)	3,420,000	3,565,350
			6,462,300
Telephone-Integrated — 5.9%
Cincinnati Bell, Inc.
	8.250% 10/15/17	2,925,000	2,756,813
Frontier Communications Corp.
	7.875% 01/15/27	7,935,000	7,260,525
Level 3 Financing, Inc.
	9.250% 11/01/14	880,000	800,800
Qwest Communications International, Inc.
	7.500% 02/15/14	3,035,000	2,989,475
Qwest Corp.
	7.500% 10/01/14	5,155,000	5,425,637
	7.500% 06/15/23	4,035,000	3,913,950
Sprint Capital Corp.
	6.875% 11/15/28	1,165,000	968,406
Windstream Corp.
	8.625% 08/01/16	8,820,000	8,731,800
			32,847,406
Wireless Equipment — 0.6%
Crown Castle International Corp.
	9.000% 01/15/15	3,305,000	3,474,381
			3,474,381
Telecommunication Services Total			89,221,667
COMMUNICATIONS TOTAL			117,879,330
CONSUMER CYCLICAL — 13.8%
Airlines — 0.5%
Airlines — 0.5%
United Air Lines, Inc.
	10.400% 11/01/16	2,606,851	2,828,434
			2,828,434
Airlines Total			2,828,434

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Auto Parts & Equipment — 0.9%
Auto/Truck Parts & Equipment-Original — 0.4%
American Axle & Manufacturing Holdings, Inc.
	9.250% 01/15/17 (a)	935,000	981,750
Lear Corp.
	7.875% 03/15/18	830,000	809,250
	8.125% 03/15/20	370,000	361,675
			2,152,675
Rubber-Tires — 0.5%
Goodyear Tire & Rubber Co.
	10.500% 05/15/16	2,740,000	2,904,400
			2,904,400
Auto Parts & Equipment Total			5,057,075
Entertainment — 2.0%
Casino Services — 0.2%
Tunica-Biloxi Gaming Authority
	9.000% 11/15/15 (a)	1,100,000	990,000
			990,000
Gambling (Non-Hotel) — 1.5%
Boyd Gaming Corp.
	7.125% 02/01/16	1,145,000	978,975
Penn National Gaming, Inc.
	8.750% 08/15/19 (a)	3,215,000	3,263,225
Pinnacle Entertainment, Inc.
	8.625% 08/01/17 (a)	2,515,000	2,540,150
Shingle Springs Tribal Gaming Authority
	9.375% 06/15/15 (a)	2,530,000	1,973,400
			8,755,750
Music — 0.3%
WMG Acquisition Corp.
	7.375% 04/15/14	1,600,000	1,506,000
			1,506,000
Entertainment Total			11,251,750
Home Builders — 1.9%
Building-Residential/Commercial — 1.9%
D.R. Horton, Inc.
	5.625% 09/15/14	2,865,000	2,836,350
	5.625% 01/15/16	2,180,000	2,071,000
KB Home
	5.875% 01/15/15	5,110,000	4,682,038

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Ryland Group, Inc.
8.400% 05/15/17	1,270,000	1,333,500
		10,922,888
Home Builders Total		10,922,888
Home Furnishings — 0.2%
Home Furnishings — 0.2%
Norcraft Companies LP/Norcraft Finance Corp.
10.500% 12/15/15 (a)	1,110,000	1,165,500
		1,165,500
Home Furnishings Total		1,165,500
Leisure Time — 0.8%
Cruise Lines — 0.8%
Royal Caribbean Cruises Ltd.
7.500% 10/15/27	4,880,000	4,392,000
		4,392,000
Leisure Time Total		4,392,000
Lodging — 3.8%
Casino Hotels — 1.4%
MGM Mirage
13.000% 11/15/13	1,600,000	1,824,000
Pokagon Gaming Authority
10.375% 06/15/14 (a)	1,885,000	1,950,975
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
7.875% 05/01/20 (a)	3,760,000	3,703,600
		7,478,575
Gambling (Non-Hotel) — 0.7%
Seminole Indian Tribe of Florida
6.535% 10/01/20 (a)	540,000	481,815
7.804% 10/01/20 (a)	3,895,000	3,540,983
		4,022,798
Hotels & Motels — 1.7%
Host Hotels & Resorts LP
6.750% 06/01/16	4,875,000	4,777,500
Starwood Hotels & Resorts Worldwide, Inc.
6.750% 05/15/18	4,835,000	4,774,563
		9,552,063
Lodging Total		21,053,436

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Retail — 2.7%
Retail-Apparel/Shoe — 0.7%
Limited Brands, Inc.
8.500% 06/15/19	3,990,000	4,249,350
		4,249,350
Retail-Mail Order — 0.6%
QVC, Inc.
7.375% 10/15/20 (a)	885,000	858,450
7.500% 10/01/19 (a)	2,435,000	2,374,125
		3,232,575
Retail-Propane Distributors — 1.1%
AmeriGas Partners LP
7.125% 05/20/16	3,760,000	3,741,200
Inergy LP/Inergy Finance Corp.
8.250% 03/01/16	1,225,000	1,237,250
8.750% 03/01/15	1,085,000	1,106,700
		6,085,150
Retail-Toy Store — 0.2%
Toys R Us Property Co. LLC
8.500% 12/01/17 (a)	1,000,000	1,032,500
		1,032,500
Retail-Vitamins/Nutritional Supplements — 0.1%
General Nutrition Centers, Inc.
PIK,
5.750% 03/15/14 (09/15/10) (b)(c)	745,000	683,537
		683,537
Retail Total		15,283,112
Storage/Warehousing — 0.5%
Storage/Warehousing — 0.5%
Niska Gas Storage U.S. LLC/Niska Gas Storage Canada ULC
8.875% 03/15/18 (a)	2,640,000	2,653,200
		2,653,200
Storage/Warehousing Total		2,653,200

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Textiles — 0.5%
Textile-Home Furnishings — 0.5%
Mohawk Industries, Inc.
	6.875% 01/15/16	2,975,000	3,034,500
			3,034,500
Textiles Total			3,034,500
CONSUMER CYCLICAL TOTAL			77,641,895
CONSUMER NON-CYCLICAL — 12.1%
Commercial Services — 3.4%
Commercial Services — 0.7%
ARAMARK Corp.
	8.500% 02/01/15	1,185,000	1,182,038
Iron Mountain, Inc.
	8.000% 06/15/20	2,955,000	2,932,837
			4,114,875
Commercial Services-Finance — 0.3%
Cardtronics, Inc.
	9.250% 08/15/13	1,420,000	1,420,000
			1,420,000
Funeral Services & Related Items — 0.7%
Service Corp. International
	6.750% 04/01/16	800,000	790,000
	7.000% 06/15/17	2,890,000	2,803,300
			3,593,300
Private Corrections — 0.6%
Corrections Corp. of America
	6.250% 03/15/13	280,000	280,350
	7.750% 06/01/17	3,000,000	3,097,500
			3,377,850
Rental Auto/Equipment — 1.0%
Hertz Corp.
	8.875% 01/01/14	1,500,000	1,507,500
RSC Equipment Rental, Inc.
	10.000% 07/15/17 (a)	2,225,000	2,394,656
United Rentals North America, Inc.
	10.875% 06/15/16	1,635,000	1,741,275
			5,643,431
Security Services — 0.1%
Garda World Security Corp.
	9.750% 03/15/17 (a)	655,000	673,013
			673,013
Commercial Services Total			18,822,469

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Food — 1.2%
Food-Meat Products — 0.7%
JBS USA LLC/JBS USA Finance, Inc.
11.625% 05/01/14	975,000	1,070,647
Tyson Foods, Inc.
10.500% 03/01/14	2,620,000	3,078,500
		4,149,147
Retail-Hypermarkets — 0.5%
New Albertsons, Inc.
8.000% 05/01/31	3,275,000	2,849,250
		2,849,250
Food Total		6,998,397
Healthcare Products — 0.3%
Medical Products — 0.3%
Biomet, Inc.
PIK,
10.375% 10/15/17	1,605,000	1,707,319
		1,707,319
Healthcare Products Total		1,707,319
Healthcare Services — 5.1%
Medical-HMO — 0.6%
Health Net, Inc.
6.375% 06/01/17	3,420,000	3,129,300
		3,129,300
Medical-Hospitals — 3.5%
Community Health Systems, Inc.
8.875% 07/15/15	1,790,000	1,832,512
HCA, Inc.
9.250% 11/15/16	3,850,000	4,032,875
PIK,
9.625% 11/15/16	13,022,000	13,705,655
		19,571,042
Physical Therapy/Rehab Centers — 0.4%
Healthsouth Corp.
8.125% 02/15/20	2,440,000	2,366,800
		2,366,800
Physician Practice Management — 0.6%
U.S. Oncology, Inc.
9.125% 08/15/17	3,370,000	3,399,488
		3,399,488
Healthcare Services Total		28,466,630

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Household Products/Wares — 0.6%
Consumer Products-Miscellaneous — 0.6%
American Greetings Corp.
7.375% 06/01/16	1,820,000	1,838,200
Jostens IH Corp.
7.625% 10/01/12	1,240,000	1,239,845
		3,078,045
Household Products/Wares Total		3,078,045
Pharmaceuticals — 1.5%
Medical-Drugs — 1.0%
Elan Finance PLC
4.436% 11/15/11 (08/15/10) (b)(c)	885,000	862,875
Patheon, Inc.
8.625% 04/15/17 (a)	1,440,000	1,440,000
Valeant Pharmaceuticals International
7.625% 03/15/20 (a)	585,000	571,838
8.375% 06/15/16	2,835,000	2,898,787
		5,773,500
Medical-Generic Drugs — 0.2%
Mylan, Inc./PA
7.875% 07/15/20 (a)	1,075,000	1,076,344
		1,076,344
Pharmacy Services — 0.3%
Omnicare, Inc.
7.750% 06/01/20	1,795,000	1,799,487
		1,799,487
Pharmaceuticals Total		8,649,331
CONSUMER NON-CYCLICAL TOTAL		67,722,191
DIVERSIFIED — 0.9%
Diversified Holding Companies — 0.9%
Diversified Operations — 0.9%
Leucadia National Corp.
7.125% 03/15/17	2,325,000	2,237,813

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
DIVERSIFIED — (continued)
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC
	7.750% 10/15/16 (a)	2,965,000	2,935,350
			5,173,163
Diversified Holding Companies Total			5,173,163
DIVERSIFIED TOTAL			5,173,163
ENERGY — 11.4%
Coal — 1.1%
Coal — 1.1%
Arch Western Finance LLC
	6.750% 07/01/13	6,040,000	5,964,500
Consol Energy, Inc.
	8.250% 04/01/20 (a)	375,000	382,969
			6,347,469
Coal Total			6,347,469
Oil & Gas — 7.3%
Oil Companies-Exploration & Production — 6.6%
Berry Petroleum Co.
	10.250% 06/01/14	395,000	420,675
Chesapeake Energy Corp.
	6.375% 06/15/15	11,225,000	11,196,937
Cimarex Energy Co.
	7.125% 05/01/17	3,610,000	3,591,950
Comstock Resources, Inc.
	8.375% 10/15/17	1,310,000	1,316,550
Concho Resources, Inc.
	8.625% 10/01/17	1,500,000	1,518,750
Forest Oil Corp.
	8.500% 02/15/14	6,465,000	6,642,787
Hilcorp Energy I LP/Hilcorp Finance Co.
	7.750% 11/01/15 (a)	2,220,000	2,164,500
Newfield Exploration Co.
	6.875% 02/01/20	1,660,000	1,601,900
PetroHawk Energy Corp.
	7.875% 06/01/15	2,390,000	2,315,312
Pioneer Natural Resources Co.
	7.500% 01/15/20	230,000	229,987
Quicksilver Resources, Inc.
	7.125% 04/01/16	1,975,000	1,782,438
Range Resources Corp.
	7.500% 05/15/16	1,765,000	1,769,413

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Southwestern Energy Co.
	7.500% 02/01/18	2,310,000	2,425,500
			36,976,699
Oil Refining & Marketing — 0.7%
Frontier Oil Corp.
	8.500% 09/15/16	1,550,000	1,581,000
Tesoro Corp.
	6.625% 11/01/15	2,570,000	2,428,650
			4,009,650
Oil & Gas Total			40,986,349
Oil & Gas Services — 0.6%
Oil-Field Services — 0.6%
American Petroleum Tankers LLC/AP Tankers Co.
	10.250% 05/01/15 (a)	855,000	846,450
Expro Finance Luxembourg SCA
	8.500% 12/15/16 (a)	2,280,000	2,211,600
			3,058,050
Oil & Gas Services Total			3,058,050
Pipelines — 2.4%
Pipelines — 2.4%
El Paso Corp.
	6.875% 06/15/14	750,000	751,954
	7.250% 06/01/18	3,420,000	3,349,432
Kinder Morgan Finance Co. ULC
	5.700% 01/05/16	4,400,000	4,202,000
MarkWest Energy Partners LP
	6.875% 11/01/14	2,490,000	2,377,950
	8.500% 07/15/16	225,000	226,125
Regency Energy Partners LP/Regency Energy Finance Corp.
	8.375% 12/15/13	280,000	288,400
	9.375% 06/01/16 (a)	845,000	878,800
Southern Star Central Corp.
	6.750% 03/01/16	545,000	545,000

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Williams Companies, Inc.
7.875% 09/01/21	685,000	791,711
		13,411,372
Pipelines Total		13,411,372
ENERGY TOTAL		63,803,240
FINANCIALS — 9.5%
Banks — 3.6%
Commercial Banks-Eastern U.S. — 1.9%
CIT Group, Inc.
7.000% 05/01/17	12,045,000	10,870,613
		10,870,613
Commercial Banks-Southern US — 0.3%
Regions Financial Corp.
6.375% 05/15/12	1,835,000	1,851,082
		1,851,082
Commercial Banks-Western U.S. — 0.5%
Zions Bancorporation
7.750% 09/23/14	2,640,000	2,657,120
		2,657,120
Diversified Financial Services — 0.9%
Capital One Capital IV
6.745% 02/17/37 (02/17/32) (b)(c)	2,185,000	1,802,625
Capital One Capital V
10.250% 08/15/39	3,160,000	3,397,000
		5,199,625
Banks Total		20,578,440
Diversified Financial Services — 4.4%
Finance-Auto Loans — 1.4%
Ford Motor Credit Co., LLC
8.000% 12/15/16	775,000	776,505
GMAC, Inc.
8.000% 03/15/20 (a)	5,330,000	5,170,100
8.000% 11/01/31	2,305,000	2,097,550
		8,044,155
Finance-Consumer Loans — 1.0%
American General Finance Corp.
4.875% 07/15/12	340,000	306,000
SLM Corp.
8.000% 03/25/20	6,070,000	5,399,253
		5,705,253

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Finance-Investment Banker/Broker — 0.5%
Lazard Group LLC
7.125% 05/15/15	2,365,000	2,504,348
		2,504,348
Finance-Leasing Company — 0.6%
International Lease Finance Corp.
5.625% 09/15/10	3,200,000	3,176,000
		3,176,000
Finance-Other Services — 0.9%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
8.000% 01/15/18 (a)	5,480,000	5,151,200
		5,151,200
Diversified Financial Services Total		24,580,956
Insurance — 1.2%
Life/Health Insurance — 0.3%
Provident Companies, Inc.
7.000% 07/15/18	1,435,000	1,502,288
		1,502,288
Multi-Line Insurance — 0.4%
ING Groep NV
5.775% 12/29/49 (12/08/15) (b)(c)	2,985,000	2,185,886
		2,185,886
Property/Casualty Insurance — 0.5%
Crum & Forster Holdings Corp.
7.750% 05/01/17	2,935,000	2,901,981
		2,901,981
Insurance Total		6,590,155
Real Estate Investment Trusts (REITs) — 0.3%
REITS-Health Care — 0.3%
Senior Housing Properties Trust
8.625% 01/15/12	1,650,000	1,695,375
		1,695,375
Real Estate Investment Trusts (REITs) Total		1,695,375
TOTAL FINANCIALS		53,444,926
INDUSTRIALS — 10.5%
Aerospace & Defense — 1.6%
Aerospace/Defense — 0.2%
Kratos Defense & Security Solutions, Inc.
10.000% 06/01/17 (a)	1,060,000	1,049,400
		1,049,400

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Aerospace/Defense-Equipment — 0.7%
BE Aerospace, Inc.
8.500% 07/01/18	4,115,000	4,259,025
		4,259,025
Electronics-Military — 0.7%
L-3 Communications Corp.
6.375% 10/15/15	3,845,000	3,845,000
		3,845,000
Aerospace & Defense Total		9,153,425
Building Materials — 0.7%
Building & Construction Products-Miscellaneous — 0.7%
Building Materials Corp. of America
7.500% 03/15/20 (a)	695,000	679,362
Owens Corning
6.500% 12/01/16	2,920,000	3,067,434
		3,746,796
Building Materials Total		3,746,796
Electrical Components & Equipment — 1.1%
Wire & Cable Products — 1.1%
Belden, Inc.
7.000% 03/15/17	4,245,000	4,053,975
General Cable Corp.
7.125% 04/01/17	1,925,000	1,891,312
		5,945,287
Electrical Components & Equipment Total		5,945,287
Electronics — 0.4%
Electronic Components-Miscellaneous — 0.4%
Flextronics International Ltd.
6.250% 11/15/14	2,189,000	2,167,110
		2,167,110
Electronics Total		2,167,110
Environmental Control — 0.5%
Hazardous Waste Disposal — 0.5%
Clean Harbors, Inc.
7.625% 08/15/16	2,945,000	3,018,625
		3,018,625
Environmental Control Total		3,018,625

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Machinery-Construction & Mining — 0.5%
Machinery-Construction & Mining — 0.5%
Terex Corp.
8.000% 11/15/17	3,285,000	3,046,838
		3,046,838
Machinery-Construction & Mining Total		3,046,838
Machinery-Diversified — 0.7%
Machinery-General Industry — 0.7%
CPM Holdings, Inc.
10.625% 09/01/14 (a)	1,065,000	1,135,556
Manitowoc Co., Inc.
7.125% 11/01/13	2,530,000	2,552,138
		3,687,694
Machinery-Diversified Total		3,687,694
Miscellaneous Manufacturing — 1.4%
Diversified Manufacturing Operators — 1.0%
Bombardier, Inc.
6.300% 05/01/14 (a)	5,665,000	5,778,300
		5,778,300
Miscellaneous Manufacturing — 0.4%
American Railcar Industries, Inc.
7.500% 03/01/14	2,485,000	2,354,537
		2,354,537
Miscellaneous Manufacturing Total		8,132,837
Packaging & Containers — 1.3%
Containers-Metal/Glass — 1.0%
Crown Americas LLC & Crown Americas Capital Corp.
7.750% 11/15/15	3,100,000	3,154,250
Crown Americas LLC & Crown Americas Capital Corp. II
7.625% 05/15/17 (a)	2,210,000	2,221,050
		5,375,300
Containers-Paper/Plastic — 0.3%
Graphic Packaging International, Inc.
9.500% 06/15/17	1,680,000	1,747,200
		1,747,200
Packaging & Containers Total		7,122,500
Transportation — 2.3%
Transportation-Marine — 0.9%
Navios Maritime Holdings, Inc.
9.500% 12/15/14	1,780,000	1,731,050
Ship Finance International Ltd.
8.500% 12/15/13	1,260,000	1,215,900

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Teekay Corp.
8.500% 01/15/20	2,025,000	2,045,250
		4,992,200
Transportation-Railroad — 0.8%
Kansas City Southern de Mexico SA de CV
7.375% 06/01/14	2,500,000	2,475,000
RailAmerica, Inc.
9.250% 07/01/17	1,939,000	2,016,560
		4,491,560
Transportation-Services — 0.6%
Bristow Group, Inc.
7.500% 09/15/17	3,635,000	3,525,950
		3,525,950
Transportation Total		13,009,710
INDUSTRIALS TOTAL		59,030,822
TECHNOLOGY — 0.7%
Computers — 0.4%
Computers-Memory Devices — 0.4%
Seagate Technology International
10.000% 05/01/14 (a)	1,765,000	1,979,006
		1,979,006
Computers Total		1,979,006
Semiconductors — 0.2%
Electronic Components-Semiconductors — 0.2%
Amkor Technology, Inc.
9.250% 06/01/16	1,100,000	1,153,625
		1,153,625
Semiconductors Total		1,153,625

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
TECHNOLOGY — (continued)
Software — 0.1%
Data Processing/Management — 0.1%
First Data Corp.
	9.875% 09/24/15	615,000	501,225
			501,225
Software Total			501,225
TECHNOLOGY TOTAL			3,633,856
UTILITIES — 7.6%
Electric — 7.0%
Electric-Generation — 1.1%
Intergen NV
	9.000% 06/30/17 (a)	6,255,000	6,255,000
			6,255,000
Electric-Integrated — 2.0%
Calpine Construction Finance Co. LP
	8.000% 06/01/16 (a)	3,205,000	3,237,050
CMS Energy Corp.
	6.875% 12/15/15	2,380,000	2,528,598
Ipalco Enterprises, Inc.
	7.250% 04/01/16 (a)	2,405,000	2,447,088
TXU Energy Co. LLC (Term Loan)
	3.790% 10/10/14 (06/30/10) (b)(c)(d)	30,000	23,046
	PIK,
	3.797% 10/10/14 (06/10/10) (b)(c)(d)	3,870,000	2,972,988
			11,208,770
Independent Power Producer — 3.9%
AES Corp.
	7.750% 03/01/14	3,745,000	3,745,000
	8.000% 10/15/17	5,965,000	5,860,612
Mirant North America LLC
	7.375% 12/31/13	3,725,000	3,734,313
NRG Energy, Inc.
	7.375% 02/01/16	8,755,000	8,470,462
			21,810,387
Electric Total			39,274,157

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (continued)
Gas — 0.6%
Gas-Distribution — 0.6%
Centerpoint Energy, Inc.
5.950% 02/01/17	3,185,000	3,326,338
		3,326,338
Gas Total		3,326,338
UTILITIES TOTAL		42,600,495

Total Corporate Fixed-Income Bonds & Notes (cost of $522,004,073)		544,893,759

Short-Term Obligation — 4.9%
Repurchase agreement with Fixed Income Clearing Corp., dated 05/28/10, due 06/01/10 at 0.140%, collateralized by a U.S. Government Agency obligation maturing 07/19/12, market value $27,998,425 (repurchase proceeds $27,449,427)	27,449,000	27,449,000

Total Short-Term Obligation (cost of $27,449,000)		27,449,000

Total Investments — 102.0% (cost of $549,453,073)(e)(f)		572,342,759

Other Assets & Liabilities, Net — (2.0)%		(11,224,530)

Net Assets — 100.0%		561,118,229

Notes to Investment Portfolio:
*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

 Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                       Level 1 — quoted prices in active markets for identical securities

•                       Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                       Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the “amendment”), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and requires disclosure of the reason(s) for the transfer. Additionally, purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009; except for, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis, which will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the amendment.

The following table summarizes the inputs used, as of May 31, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporate Fixed-Income Bonds & Notes
Basic Materials	$—	$53,963,841	$—	$53,963,841
Communications	—	117,879,330	—	117,879,330
Consumer Cyclical	—	74,813,461	2,828,434	77,641,895
Consumer Non-Cyclical	—	67,722,191	—	67,722,191
Diversified	—	5,173,163	—	5,173,163
Energy	—	63,803,240	—	63,803,240
Financials	—	53,444,926	—	53,444,926
Industrials	—	59,030,822	—	59,030,822
Technology	—	3,633,856	—	3,633,856
Utilities	—	42,600,495	—	42,600,495
Total Corporate Fixed-Income Bonds & Notes	—	542,065,325	2,828,434	544,893,759
Total Short-Term Obligation	—	27,449,000	—	27,449,000
Total Investments	—	569,514,325	2,828,434	572,342,759
Net Unrealized Appreciation (Depreciation) on Forward Foreign Currency Exchange Contracts	—	49,745	—	49,745
Total	$—	$569,564,070	$2,828,434	$572,392,504

The following table reconciles asset balances for the nine months ending May 31, 2010, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of August 31, 2009	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2010

Corporate Fixed-Income Bonds & Notes
Consumer Cyclical	$—	$—	$(4,714)	$41,247	$2,860,050	$(68,149)	$—	$—	$2,828,434

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized appreciation attributed to securities owned at May 31, 2010, which were valued using significant unobservable inputs (Level 3) amounted to $41,247.

(a)               Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2010, these securities, which are not illiquid except for the following, amounted to $124,185,437, which represents 22.1% of net assets.

Security	Acquisition Date	Par	Cost	Value
Hexion Finance Escrow LLC/Hexion Escrow. Corp. 8.875% 02/01/18	05/11/10-05/27/10	$4,475,000	$4,126,825	$4,139,375
Regency Energy Partners LP/Regency Energy Finance Corp. 9.375% 06/01/16	05/11/10-05/26/10	845,000	882,413	878,800
Seminole Indian Tribe of Florida 7.804% 10/01/20	09/26/07-10/04/07	3,895,000	3,952,928	3,540,983
				$8,559,158

(b) The interest rate shown on floating rate or variable rate securities reflects the rate at May 31, 2010.
(c) Parenthetical date represents the next interest rate reset date for the security.
(d) Loan participation agreement.
(e) Cost for federal income tax purposes is $549,951,848.
(f) Unrealized appreciation and depreciation at May 31, 2010 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$29,293,356	$(6,902,445)	$22,390,911

Forward foreign currency exchange contracts outstanding on May 31, 2010:

Foreign Exchange Rate Risk

Forward Foreign Currency Exchange Contracts to Buy	Value	Aggregate Face Value	Settlement Date	Unrealized Depreciation

EUR	$441,784	$446,202	06/04/10	$(4,418)

EUR	1,589,305	1,605,152	06/10/10	(15,847)

				$(20,265)

Forward Foreign Currency Exchange Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation

EUR	$441,784	$463,021	06/04/10	$21,237

EUR	1,589,305	1,638,078	06/10/10	48,773

				$70,010

Acronym	Name

EUR	Euro
PIK	Payment-In-Kind

INVESTMENT PORTFOLIO
May 31, 2010 (Unaudited)	Columbia Federal Securities Fund

		Par ($)	Value ($)*
Mortgage-Backed Securities — 45.7%
Federal Home Loan Mortgage Corp.
	1.886% 07/01/19 (06/01/10) (a)(b)	27,898	28,463
	2.172% 05/01/18 (06/01/10) (a)(b)	13,349	13,807
	3.086% 02/01/18 (06/01/10) (a)(b)	14,988	15,590
	4.500% 01/01/40	38,489,464	39,327,662
	5.592% 08/01/37 (06/01/10) (a)(b)	3,054,243	3,237,588
	5.643% 06/01/37 (06/01/10) (a)(b)	2,486,970	2,628,969
	5.705% 06/01/36 (06/01/10) (a)(b)	3,848,487	4,077,366
	6.000% 03/01/38	30,250,605	32,673,016
	7.000% 08/01/29	7	8
	8.000% 04/01/17	428	472
	10.500% 01/01/20	22,192	24,943
Federal National Mortgage Association
	1.926% 06/01/20 (06/01/10) (a)(b)	15,499	15,852
	1.927% 07/01/20 (06/01/10) (a)(b)	5,173	5,198
	2.182% 03/01/18 (06/01/10) (a)(b)	71,027	71,930
	2.250% 11/01/19 (06/01/10) (a)(b)	2,427	2,467
	2.318% 12/01/17 (06/01/10) (a)(b)	11,034	11,109
	2.543% 08/01/19 (06/01/10) (a)(b)	19,679	20,380
	3.094% 07/01/27 (06/01/10) (a)(b)	14,774	14,993
	3.125% 06/01/19 (06/01/10) (a)(b)	11,448	11,744
	3.199% 08/01/36 (06/01/10) (a)(b)	12,585	13,068
	3.380% 10/01/14	2,485,952	2,566,503
	4.420% 10/01/19	4,382,870	4,549,693
	4.430% 10/01/19	4,965,137	5,156,542
	4.500% 09/01/39	18,442,144	18,852,769
	4.500% 11/01/39	22,229,066	22,724,010
	4.570% 01/01/20	1,120,077	1,172,227
	4.600% 01/01/20	1,840,182	1,929,428
	5.000% 11/01/17 (c)	14,885,100	15,976,054
	5.030% 05/01/24	3,545,000	3,709,534
	5.198% 12/01/31 (06/01/10) (a)(b)	32,918	34,704
	5.500% 02/01/33 (c)	10,779,083	11,557,144
	5.510% 10/01/37 (06/01/10) (a)(b)	2,191,677	2,326,478
	6.000% 01/01/24	79,696	86,189
	6.000% 02/01/24	95,174	103,266
	6.000% 03/01/24	549,126	595,816
	6.000% 04/01/24	347,575	376,861
	6.000% 05/01/24	168,193	182,493
	6.000% 08/01/24	61,979	67,248
	6.000% 01/01/26	1,173	1,275

1

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
	6.000% 03/01/26	32,513	35,330
	6.000% 04/01/26	1,353	1,470
	6.000% 05/01/26	4,561	4,956
	6.500% 08/01/10	373	376
	6.500% 12/01/10	57	58
	6.500% 04/01/11	1,489	1,554
	6.500% 09/01/25	21,749	23,893
	6.500% 11/01/25	91,451	100,464
	6.500% 05/01/26	161,899	177,855
	6.500% 09/01/28	8,942	9,918
	6.500% 12/01/28	12,335	13,682
	6.500% 01/01/29	87,010	96,510
	6.500% 06/01/29	84,468	93,690
	6.565% 07/01/16	4,408,220	4,939,801
	7.000% 07/01/10	41	42
	7.000% 09/01/10	418	425
	7.000% 10/01/10	155	157
	7.000% 10/01/12	4,624	4,879
	7.000% 08/01/23	84,754	94,412
	7.000% 10/01/23	22,502	25,065
	7.000% 11/01/23	30,672	34,166
	7.000% 02/01/27	4,546	5,083
	7.500% 11/01/11	147	153
	7.500% 12/01/14	121	132
	7.500% 01/01/17	24,327	27,152
	7.500% 02/01/18	9,191	10,323
	8.000% 03/01/13	758	816
	8.000% 11/01/15	720	824
	TBA:
	4.500% 06/17/25 (c)	17,500,000	18,306,645
	5.000% 06/17/25 (c)	3,000,000	3,185,625
	5.000% 06/14/40 (c)	51,800,000	54,220,044
	5.500% 06/14/40 (c)	6,300,000	6,720,330
Government National Mortgage Association
	3.625% 08/20/22 (06/01/10) (a)(b)	3,970	4,096
	4.375% 05/20/22 (06/01/10) (a)(b)	21,112	21,878
	4.375% 06/20/23 (06/01/10) (a)(b)	14,086	14,596
	6.000% 12/15/10	2,463	2,483
	6.500% 06/15/23	8,468	9,238
	6.500% 08/15/23	927	1,011

2

	Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
6.500% 09/15/23	11,508	12,553
6.500% 10/15/23	20,671	22,549
6.500% 11/15/23	91,137	99,417
6.500% 12/15/23	38,515	42,016
6.500% 01/15/24	33,904	37,219
6.500% 02/15/24	29,361	32,232
6.500% 03/15/24	61,877	67,930
6.500% 04/15/24	14,175	15,562
6.500% 05/15/24	19,160	20,983
6.500% 07/15/24	70,029	76,434
6.500% 09/15/25	28,173	30,922
6.500% 12/15/25	11,574	12,703
6.500% 01/15/28	18,744	20,942
6.500% 02/15/28	29,375	32,820
6.500% 07/15/28	68,891	76,970
6.500% 08/15/28	49,296	55,077
6.500% 10/15/28	49,758	55,593
6.500% 11/15/28	12,670	14,155
6.500% 12/15/28	141,250	157,813
6.500% 01/15/29	102,836	114,639
6.500% 02/15/29	30,470	33,966
7.000% 03/15/22	7,535	8,466
7.000% 04/15/22	1,097	1,233
7.000% 10/15/22	1,955	2,197
7.000% 10/15/22	885	994
7.000% 11/15/22	7,237	8,131
7.000% 01/15/23	80,723	90,839
7.000% 03/15/23	797	897
7.000% 05/15/23	66,271	74,576
7.000% 06/15/23	14,731	16,577
7.000% 07/15/23	3,959	4,455
7.000% 10/15/23	39,895	44,894
7.000% 12/15/23	32,138	36,138
7.000% 01/15/24	1,531	1,725
7.000% 03/15/24	469	528
7.000% 10/15/24	28,115	31,646
7.000% 09/15/25	2,914	3,287
7.000% 10/15/25	70,626	79,675
7.000% 12/15/25	27,707	31,260
7.000% 01/15/26	24,758	27,959
7.000% 02/15/26	29,815	33,669

3

	Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
7.000% 03/15/26	4,106	4,636
7.000% 04/15/26	2,892	3,267
7.000% 05/15/26	1,457	1,645
7.000% 06/15/26	44,955	50,766
7.000% 11/15/26	41,131	46,417
7.000% 12/15/26	715	808
7.000% 01/15/27	3,010	3,402
7.000% 02/15/27	338	382
7.000% 04/15/27	3,714	4,198
7.000% 09/15/27	29,579	33,432
7.000% 10/15/27	51,460	58,164
7.000% 11/15/27	108,483	122,611
7.000% 12/15/27	202,538	228,920
7.000% 01/15/28	9,909	11,209
7.000% 02/15/28	35,303	39,895
7.000% 03/15/28	122,105	138,089
7.000% 04/15/28	52,358	59,220
7.000% 05/15/28	18,919	21,398
7.000% 06/15/28	5,178	5,857
7.000% 07/15/28	249,361	282,055
7.000% 07/15/28	8,622	9,753
7.000% 09/15/28	8,059	9,116
7.000% 12/15/28	86,822	98,205
7.000% 01/15/29	797	902
7.000% 03/15/29	16,572	18,759
7.000% 04/15/29	28,908	32,718
7.000% 05/15/29	19,060	21,575
7.000% 06/15/29	14,558	16,478
7.000% 07/15/29	51,939	58,788
7.000% 08/15/29	26,446	29,934
7.000% 09/15/29	14,779	16,726
7.000% 10/15/29	7,445	8,426
8.000% 11/15/14	6,232	6,748

Total Mortgage-Backed Securities (cost of $260,203,938)		265,328,131
Government & Agency Obligations — 46.0%
U.S. GOVERNMENT AGENCIES — 7.6%
Federal Home Loan Bank
5.375% 03/11/16	8,130,000	9,244,216
5.375% 06/10/16	8,830,000	10,023,710
Federal Home Loan Mortgage Corp.
1.125% 07/27/12	8,410,000	8,416,972

4

		Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. GOVERNMENT AGENCIES — (continued)
Federal National Mortgage Association
	TBA,
	5.500% 07/26/10 (c)	15,000,000	16,005,450
Small Business Administration
	8.200% 10/01/11	15,814	16,306
	8.250% 11/01/11	54,406	56,295
	9.150% 07/01/11	12,601	12,817
U.S. GOVERNMENT AGENCIES TOTAL			43,775,766
U.S. GOVERNMENT OBLIGATIONS — 38.4%
U.S. Treasury Bonds
	4.500% 02/15/36 (d)	12,045,000	12,673,604
U.S. Treasury Notes
	0.875% 03/31/11 (d)	85,943,000	86,288,749
	0.875% 05/31/11	34,848,000	35,001,819
	1.375% 03/15/12	50,306,000	50,948,559
	2.625% 04/30/16	6,747,000	6,788,642
	2.750% 02/15/19 (d)	9,928,000	9,604,566
	3.125% 09/30/13	7,775,000	8,192,906
	3.500% 05/15/20 (d)	7,000,000	7,115,920
U.S. Treasury Strips
	P.O.,
	11/15/21 (d)(e)	10,000,000	6,400,720
U.S. GOVERNMENT OBLIGATIONS TOTAL			223,015,485

	Total Government & Agency Obligations (cost of $264,832,743)		266,791,251
Commercial Mortgage-Backed Securities — 7.4%
Bear Stearns Commercial Mortgage Securities
	4.740% 03/13/40	1,225,000	1,275,892
	4.933% 02/13/42 (06/01/10) (a)(b)	1,260,000	1,301,496
Citigroup Commercial Mortgage Trust
	4.733% 10/15/41	765,000	783,870
GE Capital Commercial Mortgage Corp.
	4.819% 01/10/38	3,535,000	3,705,508
GMAC Commercial Mortgage Securities, Inc.
	5.485% 05/10/40 (06/01/10) (a)(b)	815,000	875,666
Greenwich Capital Commercial Funding Corp.
	5.317% 06/10/36 (06/01/10) (a)(b)	4,170,000	4,373,936
GS Mortgage Securities Corp. II
	4.751% 07/10/39	2,655,000	2,709,023

5

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities — (continued)
JPMorgan Chase Commercial Mortgage Securities Corp.
	4.393% 07/12/37	1,693,488	1,741,871
LB-UBS Commercial Mortgage Trust
	4.853% 09/15/31	885,000	923,977
	5.124% 11/15/32 (06/11/10) (a)(b)	715,000	759,325
	5.279% 11/15/38	2,523,933	2,567,824
Merrill Lynch Mortgage Investors, Inc.
	I.O.,
	0.481% 12/15/30 (06/01/10) (a)(b)(f)	2,575,489	49,966
Morgan Stanley Capital I
	4.970% 12/15/41	2,660,000	2,793,492
	5.150% 06/13/41	2,500,000	2,648,318
Morgan Stanley Dean Witter Capital I
	4.180% 03/12/35	1,702,296	1,752,169
	4.740% 11/13/36	1,060,000	1,111,981
	4.920% 03/12/35	2,646,000	2,783,447
	5.080% 09/15/37	2,995,000	3,124,016
	5.980% 01/15/39	1,430,000	1,506,182
Wachovia Bank Commercial Mortgage Trust
	4.980% 11/15/34	2,030,000	2,128,567
	5.037% 03/15/42	3,326,371	3,476,927
	5.208% 10/15/44 (06/01/10) (a)(b)	265,000	278,794
	5.726% 06/15/45	452,933	454,985

	Total Commercial Mortgage-Backed Securities (cost of $39,693,015)		43,127,232
Corporate Fixed-Income Bonds & Notes — 1.5%
BASIC MATERIALS — 0.2%
Iron/Steel — 0.2%
Nucor Corp.
	5.000% 06/01/13	134,000	145,190
	5.850% 06/01/18	710,000	794,480
Iron/Steel Total			939,670
BASIC MATERIALS TOTAL			939,670

6

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — 0.2%
Retail — 0.2%
CVS Pass-Through Trust
	8.353% 07/10/31 (g)	1,079,846	1,289,693
Retail Total			1,289,693
CONSUMER CYCLICAL TOTAL			1,289,693
ENERGY — 0.4%
Pipelines — 0.4%
Energy Transfer Partners LP
	6.000% 07/01/13	445,000	481,062
	6.625% 10/15/36	925,000	886,632
Kinder Morgan Energy Partners LP
	5.625% 02/15/15	120,000	129,231
	6.500% 09/01/39	170,000	165,429
Plains All American Pipeline LP
	5.750% 01/15/20	40,000	40,826
	6.500% 05/01/18	610,000	659,977
Pipelines Total			2,363,157
ENERGY TOTAL			2,363,157
FINANCIALS — 0.4%
Banks — 0.1%
USB Capital IX
	6.189% 10/29/49 (04/15/42) (a)(b)	560,000	436,800
Banks Total			436,800
Diversified Financial Services — 0.1%
Discover Financial Services
	10.250% 07/15/19	110,000	129,569
International Lease Finance Corp.
	4.875% 09/01/10	785,000	781,075
Diversified Financial Services Total			910,644
Insurance — 0.1%
CNA Financial Corp.
	5.850% 12/15/14	69,000	71,110
Principal Life Income Funding Trusts
	5.300% 04/24/13	15,000	16,135
Transatlantic Holdings, Inc.
	8.000% 11/30/39	190,000	189,528
Unum Group
	7.125% 09/30/16	233,000	260,668
Insurance Total			537,441

7

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Real Estate Investment Trusts (REITs) — 0.1%
Brandywine Operating Partnership LP
7.500% 05/15/15	510,000	562,532

Real Estate Investment Trusts (REITs) Total		562,532
FINANCIALS TOTAL		2,447,417
INDUSTRIALS — 0.1%
Transportation — 0.1%
BNSF Funding Trust I
6.613% 12/15/55 (01/15/26) (a)(b)	500,000	481,250
Transportation Total		481,250
INDUSTRIALS TOTAL		481,250
UTILITIES — 0.2%
Electric — 0.2%
Niagara Mohawk Power Corp.
4.881% 08/15/19 (g)	235,000	239,310
Pacific Gas & Electric Co.
5.800% 03/01/37	1,050,000	1,068,279
Southern Co.
4.150% 05/15/14	20,000	21,029
Electric Total		1,328,618
Gas — 0.0%
Sempra Energy
6.500% 06/01/16	25,000	28,565
Gas Total		28,565
UTILITIES TOTAL		1,357,183

Total Corporate Fixed-Income Bonds & Notes (cost of $8,573,597)		8,878,370
Collateralized Mortgage Obligations — 9.6%
AGENCY — 1.8%
Federal Home Loan Mortgage Corp.
6.000% 05/15/29	8,812,000	8,997,701
Federal National Mortgage Association
4.000% 01/25/30	1,507,201	1,508,097
Vendee Mortgage Trust
I.O.:
0.301% 03/15/29 (06/01/10) (a)(b)(f)	5,343,175	49,909
0.428% 03/15/28 (06/01/10) (a)(b)(f)	4,289,041	49,173
AGENCY TOTAL		10,604,880
NON - AGENCY — 7.7%
BCAP LLC Trust
4.000% 07/26/37 (g)	6,000,000	5,998,125

8

		Par ($)	Value ($)
Collateralized Mortgage Obligations — (continued)
NON - AGENCY — (continued)
Credit Suisse Mortgage Capital Certificates
	5.000% 02/27/37 (06/01/10) (a)(b)(c)(g)	4,479,243	4,437,049
	5.000% 04/27/37 (06/01/10) (a)(b)(c)(g)	2,712,540	2,691,415
	5.250% 10/27/36 (g)	4,738,000	4,706,554
GSR Mortgage Loan Trust
	4.695% 05/25/34 (06/01/10) (a)(b)	6,649,949	6,607,323
Morgan Stanley Reremic Trust
	6.022% 03/26/36 (06/01/10) (a)(b)(g)	3,515,600	3,550,756
RBSSP Resecuritization Trust
	0.532% 03/26/36	4,000,000	3,710,000
Tryon Mortgage Funding, Inc.
	7.500% 02/20/27	17,366	14,725
Washington Mutual Mortgage Loan Trust
	1.643% 01/25/40 (06/25/10) (a)(b)	236,276	225,301
Wells Fargo Mortgage Backed Securities Trust
	4.746% 06/25/34 (06/01/10) (a)(b)	5,701,608	5,808,446
	4.756% 07/25/34 (06/01/10) (a)(b)	3,715,000	3,796,329
	4.870% 09/25/34 (06/01/10) (a)(b)	3,271,819	3,263,977
NON-AGENCY TOTAL			44,810,000

	Total Collateralized Mortgage Obligations (cost of $55,572,690)		55,414,880
Asset-Backed Securities — 1.9%
BMW Vehicle Lease Trust
	2.040% 04/15/11	938,592	940,217
Capital One Multi-Asset Execution Trust
	0.407% 05/15/13 (06/15/10) (a)(b)	1,985,000	1,984,646
Entergy Gulf States Reconstruction Funding LLC
	5.510% 10/01/13	264,921	279,874
Ford Credit Auto Owner Trust
	1.320% 06/15/14	1,400,000	1,399,873
	5.150% 11/15/11	62,971	63,801
Massachusetts RRB Special Purpose Trust WMECO-1
	6.530% 06/01/15	60,120	64,939
Morgan Stanley ABS Capital I
	0.833% 07/25/35 (06/25/10) (a)(b)	3,271,778	3,217,149
Small Business Administration
	7.600% 01/01/12	33,807	34,455
	8.650% 11/01/14	148,753	154,587
	8.850% 08/01/11	3,120	3,199

9

		Par ($)	Value ($)
Asset-Backed Securities — (continued)
Triad Auto Receivables Owner Trust
	5.310% 05/13/13	2,734,656	2,797,551
West Penn Funding LLC Transition Bonds
	4.460% 12/27/10 (g)	24,186	24,256

	Total Asset-Backed Securities (cost of $10,939,025)		10,964,547

	Shares
Securities Lending Collateral — 5.5%
State Street Navigator Securities Lending Prime Portfolio (7 day yield of 0.250%) (h)	31,777,004	31,777,004

Total Securities Lending Collateral (cost of $31,777,004)		31,777,004

	Par ($)
Short-Term Obligation — 8.5%
Repurchase agreement with Fixed Income Clearing Corp., dated 05/28/10, due 06/01/10 at 0.140%, collateralized by U.S. Government Agency obligations with various maturities to 04/15/14, market value $50,339,456 (repurchase proceeds $49,344,768)	49,352,000	49,352,000

Total Short-Term Obligation (cost of $49,352,000)		49,352,000

Total Investments — 126.1% (cost of $720,944,012)(i)(j)		731,633,415

Obligation to Return Collateral for Securities Loaned — (5.5)%		(31,777,004)

Other Assets & Liabilities, Net — (20.6)%		(119,782,220)

Net Assets — 100.0%		580,074,191

10

Notes to Investment Portfolio:
*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Investments in other open-end investment companies are valued at net asset value.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

11

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

• Level 1 — quoted prices in active markets for identical securities
• Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the “amendment”), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and requires disclosure of the reason(s) for the transfer. Additionally, purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009; except for the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis, which will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the amendment.

The following table summarizes the inputs used, as of May 31, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Mortgage-Backed Securities	$82,432,644	$182,895,487	$—	$265,328,131
Government & Agency Obligations
U.S. Government Agencies	—	43,775,766	—	43,775,766
U.S. Government Obligations	216,614,765	6,400,720	—	223,015,485
Total Government & Agency Obligations	216,614,765	50,176,486	—	266,791,251
Total Commercial Mortgage-Backed Securities	—	43,127,232	—	43,127,232
Total Corporate Fixed-Income Bonds & Notes	—	8,878,370	—	8,878,370
Total Collateralized Mortgage Obligations	—	55,414,880	—	55,414,880
Total Asset-Backed Securities	—	10,964,547	—	10,964,547
Total Securities Lending Collateral	—	31,777,004	—	31,777,004
Total Short-Term Obligation	—	49,352,000	—	49,352,000
Total Investments	$299,047,409	$432,586,006	$—	$731,633,415

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at May 31, 2010.
(b)	Parenthetical date represents the effective maturity date for the security.
(c)	Security purchased on a delayed delivery basis.
(d)	All or a portion of this security was on loan at May 31, 2010. The total market value of securities on loan at May 31, 2010 is $31,278,450.
(e)	Principal Payment Only.
(f)	Accrued interest accumulates in the value of this security and is payable at redemption.

12

(g)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2010, these securities, which are not illiquid, amounted to $22,937,158, which represents 4.0% of net assets.

(h)	Investment made with cash collateral received from securities lending activity.
(i)	Cost for federal income tax purposes is $720,944,012.
(j)	Unrealized appreciation and depreciation at May 31, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$12,102,645	$(1,413,242)	$10,689,403

Acronym	Name
I.O.	Interest Only
P.O.	Principal Only
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

13

INVESTMENT PORTFOLIO
May 31, 2010 (Unaudited)	Columbia Greater China Fund

	Shares	Value ($)*
Common Stocks — 98.1%
CONSUMER DISCRETIONARY — 10.3%
Automobiles — 1.7%
Dongfeng Motor Group Co., Ltd., Class H	536,000	651,895
Great Wall Motor Co., Ltd., Class H	1,714,500	3,078,279
Automobiles Total		3,730,174
Distributors — 1.2%
Li & Fung Ltd.	607,600	2,633,630
Distributors Total		2,633,630
Diversified Consumer Services — 0.6%
New Oriental Education & Technology Group, ADR (a)	15,047	1,379,359
Diversified Consumer Services Total		1,379,359
Hotels, Restaurants & Leisure — 1.1%
Ctrip.com International Ltd., ADR (a)	63,780	2,512,294
Hotels, Restaurants & Leisure Total		2,512,294
Multiline Retail — 2.1%
Golden Eagle Retail Group Ltd.	1,974,000	4,005,600
PCD Stores Ltd. (a)	2,000,000	593,342
Multiline Retail Total		4,598,942
Specialty Retail — 1.8%
Belle International Holdings Ltd.	2,625,000	3,512,856
SA SA International Holdings Ltd.	876,000	635,647
Specialty Retail Total		4,148,503
Textiles, Apparel & Luxury Goods — 1.8%
China Dongxiang Group Co.	3,349,675	2,249,923
China Lilang Ltd.	1,590,444	1,715,777
Textiles, Apparel & Luxury Goods Total		3,965,700
CONSUMER DISCRETIONARY TOTAL		22,968,602
CONSUMER STAPLES — 4.1%
Beverages — 1.2%
Tsingtao Brewery Co., Ltd., Class H	574,000	2,698,089
Beverages Total		2,698,089
Food Products — 2.9%
Shenguan Holdings Group Ltd.	1,870,000	1,666,727
Tingyi Cayman Islands Holding Corp.	844,000	1,942,423

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Want Want China Holdings Ltd.	3,583,000	2,825,390
Food Products Total		6,434,540
CONSUMER STAPLES TOTAL		9,132,629
ENERGY — 19.5%
Oil, Gas & Consumable Fuels — 19.5%
China Shenhua Energy Co., Ltd., Class H	1,711,500	6,901,919
CNOOC Ltd.	10,681,500	17,092,814
PetroChina Co., Ltd., Class H	12,002,000	13,148,189
Yanzhou Coal Mining Co., Ltd., Class H	2,752,000	6,383,068
Oil, Gas & Consumable Fuels Total		43,525,990
ENERGY TOTAL		43,525,990
FINANCIALS — 35.7%
Commercial Banks — 19.9%
Bank of China Ltd., Class H	26,544,000	13,227,001
China Construction Bank Corp., Class H	8,439,000	6,828,021
China Merchants Bank Co., Ltd., Class H	3,502,090	8,320,747
Industrial & Commercial Bank of China, Class H	21,704,000	16,083,438
Commercial Banks Total		44,459,207
Insurance — 11.6%
China Life Insurance Co., Ltd., Class H	4,090,000	17,990,663
China Pacific Insurance Group Co., Ltd., Class H	780,864	3,063,726
Ping An Insurance Group Co. of China, Ltd., Class H	601,500	4,843,580
Insurance Total		25,897,969
Real Estate Management & Development — 4.2%
China Overseas Land & Investment Ltd.	968,320	1,915,151
China Vanke Co., Ltd., Class B	4,437,110	4,513,242
Guangzhou R&F Properties Co., Ltd., Class H	2,336,000	2,961,101
Real Estate Management & Development Total		9,389,494
FINANCIALS TOTAL		79,746,670
HEALTH CARE — 2.1%
Biotechnology — 0.6%
China Nuokang Bio-Pharmaceutical, Inc., ADR (a)	215,698	1,361,055
Biotechnology Total		1,361,055

2

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Health Care Providers & Services — 0.8%
Sinopharm Group Co., Class H	430,830	1,712,497
Health Care Providers & Services Total		1,712,497
Pharmaceuticals — 0.7%
China Shineway Pharmaceutical Group Ltd.	472,000	1,512,432
Pharmaceuticals Total		1,512,432
HEALTH CARE TOTAL		4,585,984
INDUSTRIALS — 7.0%
Construction & Engineering — 0.4%
CTCI Corp.	833,000	848,112
Construction & Engineering Total		848,112
Electrical Equipment — 2.1%
Harbin Electric, Inc. (a)	96,903	1,922,555
Zhuzhou CSR Times Electric Co., Ltd., Class H	1,365,000	2,748,793
Electrical Equipment Total		4,671,348
Industrial Conglomerates — 0.9%
Beijing Enterprises Holdings Ltd.	190,500	1,218,394
Chongqing Machinery & Electric Co., Ltd., Class H	3,858,964	916,866
Industrial Conglomerates Total		2,135,260
Machinery — 1.3%
China South Locomotive and Rolling Stock Corp., Class H	4,104,707	2,830,869
Machinery Total		2,830,869
Transportation Infrastructure — 2.3%
China Merchants Holdings International Co., Ltd.	722,000	2,253,236
Sichuan Expressway Co., Ltd., Class H	5,458,000	2,852,931
Transportation Infrastructure Total		5,106,167
INDUSTRIALS TOTAL		15,591,756
INFORMATION TECHNOLOGY — 10.0%
Communications Equipment — 1.7%
O-Net Communications Group Ltd. (a)	9,354,000	3,808,202
Communications Equipment Total		3,808,202
Electronic Equipment, Instruments & Components — 0.8%
Digital China Holdings Ltd.	1,111,000	1,715,070
Electronic Equipment, Instruments & Components Total		1,715,070
Internet Software & Services — 5.5%
Baidu, Inc., ADR (a)	44,000	3,221,240
Tencent Holdings Ltd.	470,400	9,098,202
Internet Software & Services Total		12,319,442

3

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Software — 2.0%
Kingdee International Software Group Co., Ltd.	6,794,000	2,268,622
VanceInfo Technologies, Inc., ADR (a)	100,181	2,166,915
Software Total		4,435,537
INFORMATION TECHNOLOGY TOTAL		22,278,251
MATERIALS — 1.6%
Chemicals — 1.2%
Huabao International Holdings Ltd.	2,164,000	2,668,036
Chemicals Total		2,668,036
Metals & Mining — 0.4%
Hidili Industry International Development Ltd. (a)	1,034,000	916,290
Metals & Mining Total		916,290
MATERIALS TOTAL		3,584,326
TELECOMMUNICATION SERVICES — 5.0%
Diversified Telecommunication Services — 0.8%
China Telecom Corp., Ltd., Class H	3,938,000	1,805,540
Diversified Telecommunication Services Total		1,805,540
Wireless Telecommunication Services — 4.2%
China Mobile Ltd.	1,000,500	9,476,379
Wireless Telecommunication Services Total		9,476,379
TELECOMMUNICATION SERVICES TOTAL		11,281,919
UTILITIES — 2.8%
Gas Utilities — 2.8%
Xinao Gas Holdings Ltd.	2,384,000	6,353,128
Gas Utilities Total		6,353,128
UTILITIES TOTAL		6,353,128

Total Common Stocks (cost of $132,865,014)		219,049,255

	Par ($)
Short-Term Obligation — 0.3%
Repurchase agreement with Fixed Income Clearing Corp., dated 05/28/10, due 06/01/10 at 0.130%, collateralized by a U.S. Treasury obligation maturing 05/15/37, market value $712,845 (repurchase proceeds $695,010)	695,000	695,000

Total Short-Term Obligation (cost of $695,000)		695,000

4

Total Investments — 98.4% (cost of $133,560,014)(b)(c)	$219,744,255

Other Assets & Liabilities, Net — 1.6%	3,539,094

Net Assets — 100.0%	$223,283,349

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

5

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the “amendment”), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and requires disclosure of the reason(s) for the transfer. Additionally, purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009; except for, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis, which will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the amendment.

The following table summarizes the inputs used, as of May 31, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$3,891,653	$19,076,949	$—	$22,968,602
Consumer Staples	—	9,132,629	—	9,132,629
Energy	—	43,525,990	—	43,525,990
Financials	—	79,746,670	—	79,746,670
Health Care	1,361,055	3,224,929	—	4,585,984
Industrials	1,922,555	13,669,201	—	15,591,756
Information Technology	5,388,155	16,890,096	—	22,278,251
Materials	—	3,584,326	—	3,584,326
Telecommunication Services	—	11,281,919	—	11,281,919
Utilities	—	6,353,128	—	6,353,128
Total Common Stocks	12,563,418	206,485,837	—	219,049,255
Total Short-Term Obligation	—	695,000	—	695,000
Total Investments	$12,563,418	$207,180,837	$—	$219,744,255

The Fund’s assets assigned to Level 2 input categories include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $133,560,014.

6

(c)	Unrealized appreciation and depreciation at May 31, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$89,384,044	$(3,199,803)	$86,184,241

Acronym	Name

ADR	American Depositary Receipt

7

INVESTMENT PORTFOLIO
May 31, 2010 (Unaudited)	Columbia International Stock Fund

	Shares	Value ($)*
Common Stocks — 96.8%
CONSUMER DISCRETIONARY — 9.8%
Automobiles — 2.1%
Honda Motor Co., Ltd.	54,200	1,647,561
Nissan Motor Co., Ltd. (a)	668,400	4,870,426
Toyota Motor Corp.	63,700	2,292,851
Automobiles Total		8,810,838
Hotels, Restaurants & Leisure — 0.6%
OPAP SA	157,117	2,501,214
Hotels, Restaurants & Leisure Total		2,501,214
Household Durables — 2.0%
Arnest One Corp.	320,500	3,323,704
Foster Electric Co. Ltd.	135,700	3,609,731
SEB SA	22,678	1,530,506
Household Durables Total		8,463,941
Leisure Equipment & Products — 0.4%
Altek Corp.	1,239,000	1,623,838
Leisure Equipment & Products Total		1,623,838
Multiline Retail — 0.6%
Next PLC	85,594	2,585,166
Multiline Retail Total		2,585,166
Specialty Retail — 2.9%
EDION Corp.	248,300	2,185,312
Game Group PLC	2,477,679	3,306,092
USS Co., Ltd.	57,370	3,821,519
Yamada Denki Co., Ltd.	40,040	2,750,622
Specialty Retail Total		12,063,545
Textiles, Apparel & Luxury Goods — 1.2%
LG Fashion Corp.	149,380	3,274,637
Youngone Corp.	235,040	1,804,819
Textiles, Apparel & Luxury Goods Total		5,079,456
CONSUMER DISCRETIONARY TOTAL		41,127,998
CONSUMER STAPLES — 9.8%
Beverages — 2.2%
Carlsberg A/S, Class B	64,049	4,889,640
Cott Corp. (a)	610,684	4,476,314
Beverages Total		9,365,954
Food & Staples Retailing — 2.8%
George Weston Ltd.	32,600	2,281,596
Koninklijke Ahold NV	374,039	4,708,415
Seven & I Holdings Co., Ltd.	209,800	4,832,595
Food & Staples Retailing Total		11,822,606

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Food Products — 3.7%
Balrampur Chini Mills, Ltd.	1,214,864	2,096,174
China Milk Products Group Ltd. (a)(b)	7,540,000	376,960
Marine Harvest ASA (a)	2,561,945	2,068,034
Nestle SA, Registered Shares	94,381	4,279,095
Toyo Suisan Kaisha Ltd.	170,000	3,759,122
Viterra, Inc. (a)	406,252	3,016,166
Food Products Total		15,595,551
Tobacco — 1.1%
Japan Tobacco, Inc.	1,426	4,469,307
Tobacco Total		4,469,307
CONSUMER STAPLES TOTAL		41,253,418
ENERGY — 7.5%
Energy Equipment & Services — 2.6%
Core Laboratories NV	14,304	1,945,058
Noble Corp. (a)	109,942	3,196,014
Shinko Plantech Co., Ltd.	400,500	3,524,840
Tecnicas Reunidas SA	41,870	2,035,670
Energy Equipment & Services Total		10,701,582
Oil, Gas & Consumable Fuels — 4.9%
AWE Ltd. (a)	1,688,482	2,946,767
BP PLC	878,412	6,314,205
Royal Dutch Shell PLC, Class B	172,480	4,388,737
Total SA	98,899	4,587,083
Yanzhou Coal Mining Co., Ltd., Class H	1,092,000	2,532,816
Oil, Gas & Consumable Fuels Total		20,769,608
ENERGY TOTAL		31,471,190
FINANCIALS — 24.0%
Capital Markets — 3.2%
Credit Suisse Group AG, Registered Shares	56,904	2,210,677
Deutsche Bank AG, Registered Shares	43,909	2,612,233
ICAP PLC	616,055	3,470,707
Intermediate Capital Group PLC	781,124	2,951,556
Tokai Tokyo Financial Holdings	577,000	2,083,215
Capital Markets Total		13,328,388
Commercial Banks — 12.1%
Australia & New Zealand Banking Group Ltd.	295,706	5,562,100
Banco Bilbao Vizcaya Argentaria SA	418,984	4,388,286

2

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Banco Santander SA	685,373	7,014,055
Bank of China Ltd., Class H	5,234,000	2,608,127
Barclays PLC	791,647	3,508,847
BNP Paribas	86,794	4,939,486
Commonwealth Bank of Australia	53,900	2,334,411
DBS Group Holdings Ltd.	380,000	3,799,593
Governor & Co. of the Bank of Ireland (a)	1,996,613	1,816,283
HSBC Holdings PLC	508,059	4,633,681
National Bank of Greece SA (a)	178,289	2,198,282
Sumitomo Mitsui Financial Group, Inc.	121,700	3,609,933
Sumitomo Trust & Banking Co., Ltd.	487,000	2,597,333
Svenska Handelsbanken AB, Class A	78,373	1,912,551
Commercial Banks Total		50,922,968
Diversified Financial Services — 0.9%
ING Groep NV (a)	455,570	3,631,809
Diversified Financial Services Total		3,631,809
Insurance — 4.6%
Axis Capital Holdings Ltd.	108,991	3,313,327
Baloise Holding AG, Registered Shares	41,981	2,976,719
Brit Insurance Holdings NV	289,541	3,173,657
Sampo Oyj, Class A	198,543	4,212,630
XL Capital Ltd., Class A	108,284	1,906,881
Zurich Financial Services AG, Registered Shares	18,527	3,795,971
Insurance Total		19,379,185
Real Estate Investment Trusts (REITs) — 0.9%
Japan Retail Fund Investment Corp.	3,332	3,992,915
Real Estate Investment Trusts (REITs) Total		3,992,915
Real Estate Management & Development — 2.3%
Hongkong Land Holdings Ltd.	766,000	3,661,480
Huaku Development Co., Ltd.	1,592,000	4,113,206
Swire Pacific Ltd., Class A	194,800	2,147,794
Real Estate Management & Development Total		9,922,480
FINANCIALS TOTAL		101,177,745
HEALTH CARE — 7.9%
Biotechnology — 0.6%
Amgen, Inc. (a)(c)	50,815	2,631,200
Biotechnology Total		2,631,200

3

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Health Care Providers & Services — 1.0%
Miraca Holdings, Inc.	136,000	4,069,926
Health Care Providers & Services Total		4,069,926
Pharmaceuticals — 6.3%
AstraZeneca PLC, ADR	149,095	6,299,264
GlaxoSmithKline PLC	126,161	2,120,553
Novartis AG, Registered Shares	45,249	2,055,438
Roche Holding AG, Genusschein Shares	50,703	6,962,203
Sanofi-Aventis SA	100,837	6,129,769
Santen Pharmaceutical Co., Ltd.	92,500	3,080,796
Pharmaceuticals Total		26,648,023
HEALTH CARE TOTAL		33,349,149
INDUSTRIALS — 11.8%
Aerospace & Defense — 1.7%
BAE Systems PLC	934,408	4,380,525
MTU Aero Engines Holding AG	53,827	2,936,935
Aerospace & Defense Total		7,317,460
Airlines — 0.4%
Turk Hava Yollari A.O. (a)	631,483	1,767,791
Airlines Total		1,767,791
Commercial Services & Supplies — 0.8%
Aeon Delight Co., Ltd.	202,700	3,532,374
Commercial Services & Supplies Total		3,532,374
Construction & Engineering — 2.6%
COMSYS Holdings Corp.	268,800	2,262,492
CTCI Corp.	2,602,000	2,649,206
Maire Tecnimont SpA	958,686	3,388,224
Toyo Engineering Corp.	877,000	2,627,391
Construction & Engineering Total		10,927,313
Electrical Equipment — 1.6%
Mitsubishi Electric Corp.	370,000	3,033,086
Schneider Electric SA	36,572	3,686,104
Electrical Equipment Total		6,719,190
Industrial Conglomerates — 1.7%
DCC PLC	112,494	2,613,660
Tyco International Ltd.	128,539	4,651,826
Industrial Conglomerates Total		7,265,486

4

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Machinery — 0.6%
Demag Cranes AG (a)	72,884	2,285,154
Machinery Total		2,285,154
Professional Services — 0.7%
Atkins WS PLC	309,153	2,995,643
Professional Services Total		2,995,643
Trading Companies & Distributors — 1.7%
ITOCHU Corp.	282,600	2,341,432
Kloeckner & Co., SE (a)	66,985	1,276,754
Mitsui & Co., Ltd.	241,500	3,429,366
Trading Companies & Distributors Total		7,047,552
INDUSTRIALS TOTAL		49,857,963
INFORMATION TECHNOLOGY — 5.4%
Electronic Equipment, Instruments & Components — 0.7%
FUJIFILM Holdings Corp.	105,600	3,140,477
Electronic Equipment, Instruments & Components Total		3,140,477
IT Services — 0.4%
Redecard SA	113,000	1,706,246
IT Services Total		1,706,246
Office Electronics — 1.4%
Canon, Inc.	138,900	5,708,428
Office Electronics Total		5,708,428
Semiconductors & Semiconductor Equipment — 1.2%
MediaTek, Inc.	180,000	2,944,636
United Microelectronics Corp., ADR (a)	596,840	1,975,540
Semiconductors & Semiconductor Equipment Total		4,920,176
Software — 1.7%
Autonomy Corp. PLC (a)	139,799	3,558,188
Nintendo Co., Ltd.	12,200	3,598,749
Software Total		7,156,937
INFORMATION TECHNOLOGY TOTAL		22,632,264
MATERIALS — 9.9%
Chemicals — 3.2%
BASF SE	123,623	6,543,818
Clariant AG, Registered Shares (a)	366,631	4,276,172
Hitachi Chemical Co., Ltd.	146,700	2,862,361
Chemicals Total		13,682,351
Construction Materials — 0.4%
Ciments Francais SA	21,257	1,700,359
Construction Materials Total		1,700,359

5

	Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Metals & Mining — 5.5%
Aurubis AG	70,298	3,219,910
BHP Billiton PLC	261,239	7,260,118
BlueScope Steel Ltd. (a)	855,269	1,672,899
Centerra Gold, Inc. (a)	153,530	1,878,285
Eastern Platinum Ltd. (a)	1,734,800	1,986,602
Eurasian Natural Resources Corp. PLC	223,281	3,256,688
First Quantum Minerals Ltd.	27,275	1,467,993
Thompson Creek Metals Co., Inc. (a)	248,700	2,529,957
Metals & Mining Total		23,272,452
Paper & Forest Products — 0.8%
Svenska Cellulosa AB, Class B	283,772	3,311,928
Paper & Forest Products Total		3,311,928
MATERIALS TOTAL		41,967,090
TELECOMMUNICATION SERVICES — 5.4%
Diversified Telecommunication Services — 2.5%
Bezeq Israeli Telecommunication Corp., Ltd.	1,485,464	3,233,689
Tele2 AB, Class B	239,336	3,472,518
Telefonica SA	75,874	1,451,777
Telenor ASA	183,295	2,250,549
Diversified Telecommunication Services Total		10,408,533
Wireless Telecommunication Services — 2.9%
Freenet AG (a)	238,877	2,376,522
NTT DoCoMo, Inc.	1,403	2,083,137
Softbank Corp.	166,800	3,992,217
Vivo Participacoes SA, ADR	82,172	2,244,939
Vodafone Group PLC	790,390	1,586,292
Wireless Telecommunication Services Total		12,283,107
TELECOMMUNICATION SERVICES TOTAL		22,691,640
UTILITIES — 5.3%
Electric Utilities — 1.7%
Enel SpA	548,664	2,520,842
Fortum Oyj	204,423	4,571,096
Electric Utilities Total		7,091,938
Gas Utilities — 0.6%
PT Perusahaan Gas Negara Tbk	5,927,500	2,519,591
Gas Utilities Total		2,519,591

6

	Shares	Value ($)
Common Stocks — (continued)
UTILITIES — (continued)
Independent Power Producers & Energy Traders — 1.0%
International Power PLC	985,548	4,156,383
Independent Power Producers & Energy Traders Total		4,156,383
Multi-Utilities — 2.0%
AGL Energy Ltd.	275,617	3,213,714
RWE AG	74,545	5,346,171
Multi-Utilities Total		8,559,885
UTILITIES TOTAL		22,327,797

Total Common Stocks (cost of $421,688,695)		407,856,254
Investment Company — 2.0%
iShares MSCI EAFE Index Fund	176,201	8,514,032

Total Investment Company (cost of $8,560,003)		8,514,032

	Units
Rights — 0.1%
FINANCIALS — 0.1%
Commercial Banks — 0.1%
Governor & Co. of the Bank of Ireland
Expires 06/08/10 (a)	1,064,434	235,532
Commercial Banks Total		235,532
FINANCIALS TOTAL		235,532

Total Rights (cost of $390,843)		235,532

Total Investments — 98.9% (cost of $430,639,541)(d)(e)		416,605,818

Other Assets & Liabilities, Net — 1.1%		4,733,572

Net Assets — 100.0%		421,339,390

7

Notes to Investment Portfolio:
* Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Written options are valued at the last reported sale price, or in the absence of a sale, at the last quoted ask price.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

8

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the “amendment”), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and requires disclosure of the reason(s) for the transfer. Additionally, purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009; except for, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis, which will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the amendment.

The following table summarizes the inputs used, as of May 31, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$—	$41,127,998	$—	$41,127,998
Consumer Staples	9,774,076	31,102,382	376,960	41,253,418
Energy	5,141,072	26,330,118	—	31,471,190
Financials	8,881,688	92,296,057	—	101,177,745
Health Care	8,930,464	24,418,685	—	33,349,149
Industrials	4,651,826	45,206,137	—	49,857,963
Information Technology	3,681,786	18,950,478	—	22,632,264
Materials	7,862,837	34,104,253	—	41,967,090
Telecommunication Services	2,244,939	20,446,701	—	22,691,640
Utilities	—	22,327,797	—	22,327,797
Total Common Stocks	51,168,688	356,310,606	376,960	407,856,254
Total Investment Company	8,514,032	—	—	8,514,032
Total Rights	—	235,532	—	235,532
Total Investments	59,682,720	356,546,138	376,960	416,605,818
Total Written Call Option Contracts	(1,524)	—	—	(1,524)
Net Unrealized Appreciation (Depreciation) on Forward Foreign Currency Exchange Contracts	—	(5,218,367)	—	(5,218,367)
Total	$59,681,196	$351,327,771	$376,960	$411,385,927

9

The Fund’s assets assigned to Level 2 input categories include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

The following table reconciles asset balances for the nine month period ending May 31, 2010, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of August 31, 2009	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2010

Common Stocks

Consumer Staples	$—	$(42,422)	$(2,591,258)	$—	$(233,199)	$3,243,839	$—	$376,960

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized depreciation attributed to securities owned at May 31, 2010, which were valued using significant unobservable inputs (Level 3) amounted to $2,591,258.

(a)	Non-income producing security.
(b)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2010, the value of this security amounted to $376,960, which represents 0.1% of net assets.

(c)	All or a portion of this security is pledged as collateral for open written options contracts.
(d)	Cost for federal income tax purposes is $430,639,541.
(e)	Unrealized appreciation and depreciation at May 31, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$39,481,899	$(53,515,622)	$(14,033,723)

At May 31, 2010, the Fund held the following written call option contracts:

Risk Exposure/Type

Equity Risk Written Call Options

Name of Issuer	Strike Price	Number of Contracts	Expiration Date	Premium	Value

Amgen, Inc.	$62.5	508	06/19/10	$32,567	$(1,524)

Total written call options: (proceeds $32,567)

10

For the nine months ended May 31, 2010, transactions in written option contracts were as follows:

	Number of contracts	Premium received

Options outstanding at August 31, 2009	2,754	$75,067

Options written	14,313	494,455

Options terminated in closing purchase transactions	(6,212)	(194,109)

Options exercised	(1,636)	(59,395)

Options expired	(8,711)	(283,451)

Options outstanding at May 31, 2010	508	$32,567

Forward foreign currency exchange contracts outstanding on May 31, 2010, are:

Foreign Exchange Rate Risk

Forward Foreign Currency Exchange Contracts to Buy	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	$21,272,255	$22,489,400	06/01/10	$(1,217,145)
AUD	19,103,298	18,801,318	08/26/10	301,980
CAD	17,075,103	16,780,456	06/01/10	294,647
CHF	5,707,982	6,119,921	06/01/10	(411,939)
CHF	4,210,205	4,213,405	08/26/10	(3,200)
CZK	4,889,845	5,059,308	06/01/10	(169,463)
DKK	925,194	923,546	06/01/10	1,648
EUR	41,574,930	45,770,045	06/01/10	(4,195,115)
EUR	29,397,033	29,337,637	08/26/10	59,396
GBP	18,120,142	18,843,925	06/01/10	(723,783)
GBP	12,737,611	12,602,440	08/26/10	135,171
ILS	5,542,673	5,628,686	06/01/10	(86,013)
JPY	11,823,638	11,898,147	06/01/10	(74,509)
KRW	5,849,772	5,738,372	06/01/10	111,400
NOK	4,105,649	4,467,065	06/01/10	(361,416)
NOK	3,445,852	3,411,309	08/26/10	34,543
SEK	3,936,723	4,293,578	06/01/10	(356,855)
SEK	3,005,167	2,966,784	08/26/10	38,383
SGD	2,384,030	2,396,167	06/01/10	(12,137)
SGD	2,978,108	2,960,806	08/26/10	17,302
TWD	16,397,873	16,278,664	06/01/10	119,209
				$(6,497,896)

11

Forward Foreign Currency Exchange Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	$21,272,255	$21,029,913	06/01/10	$(242,342)
CAD	17,075,103	17,313,182	06/01/10	238,079
CAD	15,117,065	14,856,656	08/26/10	(260,409)
CHF	5,707,981	5,925,763	06/01/10	217,782
CZK	4,889,845	5,330,883	06/01/10	441,038
DKK	925,195	1,021,194	06/01/10	95,999
DKK	1,259,744	1,257,345	08/26/10	(2,399)
EUR	41,574,930	42,135,299	06/01/10	560,369
GBP	18,120,142	18,136,111	06/01/10	15,969
ILS	5,542,673	5,662,129	06/01/10	119,456
ILS	3,336,838	3,363,914	08/26/10	27,076
JPY	11,823,638	11,762,891	06/01/10	(60,747)
JPY	7,025,858	7,101,611	08/26/10	75,753
KRW	5,849,772	6,120,747	06/01/10	270,975
KRW	6,167,896	6,049,044	08/26/10	(118,852)
NOK	4,105,649	4,063,672	06/01/10	(41,977)
SEK	3,936,723	3,884,411	06/01/10	(52,312)
SGD	2,384,030	2,370,065	06/01/10	(13,965)
TWD	16,397,873	16,528,154	06/01/10	130,281
TWD	14,867,996	14,747,751	08/26/10	(120,245)
				$1,279,529

Acronym	Name

ADR	American Depositary Receipt
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar

12

INVESTMENT PORTFOLIO

May 31, 2010 (Unaudited)	Columbia Mid Cap Growth Fund

	Shares	Value ($)*
Common Stocks — 96.5%
CONSUMER DISCRETIONARY — 18.6%
Auto Components — 2.1%
BorgWarner, Inc. (a)	355,920	13,261,579
Cooper Tire & Rubber Co.	308,200	5,828,062
Lear Corp. (a)	79,330	5,368,261
Auto Components Total		24,457,902
Diversified Consumer Services — 1.1%
DeVry, Inc.	87,790	5,047,047
Grand Canyon Education, Inc. (a)	291,600	7,161,696
Diversified Consumer Services Total		12,208,743
Hotels, Restaurants & Leisure — 1.6%
Chipotle Mexican Grill, Inc. (a)	42,150	5,997,102
International Game Technology	300,730	5,885,286
WMS Industries, Inc. (a)	137,660	6,377,788
Hotels, Restaurants & Leisure Total		18,260,176
Household Durables — 0.5%
Tempur-Pedic International, Inc. (a)	180,070	5,978,324
Household Durables Total		5,978,324
Internet & Catalog Retail — 1.2%
NetFlix, Inc. (a)	63,060	7,009,119
Priceline.com, Inc. (a)	34,030	6,505,175
Internet & Catalog Retail Total		13,514,294
Media — 1.2%
Lamar Advertising Co., Class A (a)	217,150	6,399,411
McGraw-Hill Companies, Inc.	249,720	6,942,216
Media Total		13,341,627
Multiline Retail — 2.3%
Big Lots, Inc. (a)	489,380	17,289,795
Nordstrom, Inc.	224,120	8,897,564
Multiline Retail Total		26,187,359
Specialty Retail — 6.1%
Advance Auto Parts, Inc.	224,330	11,611,321
Dick’s Sporting Goods, Inc. (a)	202,770	5,780,973
GameStop Corp., Class A (a)	342,586	7,807,535
Guess?, Inc.	232,750	8,842,172
Limited Brands, Inc.	232,880	5,789,397
TJX Companies, Inc.	405,680	18,442,213
Urban Outfitters, Inc. (a)	333,940	12,122,022
Specialty Retail Total		70,395,633
Textiles, Apparel & Luxury Goods — 2.5%
Coach, Inc.	162,630	6,685,719

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Hanesbrands, Inc. (a)	331,060	9,031,317
Lululemon Athletica, Inc. (a)	309,850	12,660,471
Textiles, Apparel & Luxury Goods Total		28,377,507
CONSUMER DISCRETIONARY TOTAL		212,721,565
CONSUMER STAPLES — 4.7%
Food Products — 1.0%
H.J. Heinz Co.	259,490	11,464,268
Food Products Total		11,464,268
Household Products — 1.1%
Clorox Co.	197,440	12,403,181
Household Products Total		12,403,181
Personal Products — 1.8%
Avon Products, Inc.	414,940	10,991,761
Herbalife Ltd.	220,800	9,969,120
Personal Products Total		20,960,881
Tobacco — 0.8%
Lorillard, Inc.	120,800	8,635,992
Tobacco Total		8,635,992
CONSUMER STAPLES TOTAL		53,464,322
ENERGY — 5.3%
Energy Equipment & Services — 2.9%
Cameron International Corp. (a)	191,770	6,942,074
Core Laboratories N.V.	51,330	6,979,854
Diamond Offshore Drilling, Inc.	112,470	7,096,857
FMC Technologies, Inc. (a)	123,900	7,204,785
National-Oilwell Varco, Inc.	128,010	4,881,021
Energy Equipment & Services Total		33,104,591
Oil, Gas & Consumable Fuels — 2.4%
Alpha Natural Resources, Inc. (a)	118,790	4,557,972
Concho Resources, Inc. (a)	214,699	11,175,083
Denbury Resources, Inc. (a)	393,400	6,471,430
Southwestern Energy Co. (a)	155,130	5,834,439
Oil, Gas & Consumable Fuels Total		28,038,924
ENERGY TOTAL		61,143,515
FINANCIALS — 6.9%
Capital Markets — 3.6%
Affiliated Managers Group, Inc. (a)	90,950	6,516,568
Janus Capital Group, Inc.	588,250	6,270,745
T. Rowe Price Group, Inc.	274,000	13,568,480

2

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
TD Ameritrade Holding Corp. (a)	320,210	5,677,323
Waddell & Reed Financial, Inc., Class A	337,310	9,043,281
Capital Markets Total		41,076,397
Consumer Finance — 0.5%
Discover Financial Services	411,610	5,536,155
Consumer Finance Total		5,536,155
Diversified Financial Services — 1.0%
IntercontinentalExchange, Inc. (a)	62,150	7,217,479
MSCI, Inc., Class A (a)	162,043	4,804,575
Diversified Financial Services Total		12,022,054
Real Estate Investment Trusts (REITs) — 1.8%
Digital Realty Trust, Inc.	150,820	8,583,166
Nationwide Health Properties, Inc.	167,960	5,960,900
Plum Creek Timber Co., Inc.	168,030	5,884,411
Real Estate Investment Trusts (REITs) Total		20,428,477
FINANCIALS TOTAL		79,063,083
HEALTH CARE — 14.5%
Biotechnology — 2.2%
Alexion Pharmaceuticals, Inc. (a)	188,570	9,434,157
Dendreon Corp. (a)	171,850	7,458,290
Myriad Genetics, Inc. (a)	239,920	4,378,540
Onyx Pharmaceuticals, Inc. (a)	194,522	4,335,895
Biotechnology Total		25,606,882
Health Care Equipment & Supplies — 1.5%
Gen-Probe, Inc. (a)	169,120	7,434,515
Intuitive Surgical, Inc. (a)	29,080	9,386,152
Health Care Equipment & Supplies Total		16,820,667
Health Care Providers & Services — 5.7%
Brookdale Senior Living, Inc. (a)	305,420	5,372,338
CIGNA Corp.	162,430	5,436,532
Express Scripts, Inc. (a)	129,310	13,008,586
Laboratory Corp. of America Holdings (a)	237,890	17,986,863
Mednax, Inc. (a)	135,910	7,685,710
Patterson Companies, Inc.	276,430	8,212,735
VCA Antech, Inc. (a)	291,230	7,589,454
Health Care Providers & Services Total		65,292,218
Health Care Technology — 0.5%
Cerner Corp. (a)	71,790	6,009,541
Health Care Technology Total		6,009,541

3

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Life Sciences Tools & Services — 3.3%
ICON PLC, ADR (a)	387,567	10,782,114
Illumina, Inc. (a)	269,832	11,343,737
Life Technologies Corp. (a)	301,970	15,116,618
Life Sciences Tools & Services Total		37,242,469
Pharmaceuticals — 1.3%
Perrigo Co.	137,590	8,174,222
Watson Pharmaceuticals, Inc. (a)	149,660	6,608,986
Pharmaceuticals Total		14,783,208
HEALTH CARE TOTAL		165,754,985
INDUSTRIALS — 13.3%
Aerospace & Defense — 2.6%
BE Aerospace, Inc. (a)	298,250	8,088,540
ITT Corp.	117,260	5,661,313
Precision Castparts Corp.	137,933	16,096,781
Aerospace & Defense Total		29,846,634
Airlines — 0.6%
Delta Air Lines, Inc. (a)	546,710	7,424,322
Airlines Total		7,424,322
Commercial Services & Supplies — 0.8%
Stericycle, Inc. (a)	156,050	9,147,651
Commercial Services & Supplies Total		9,147,651
Construction & Engineering — 0.8%
Foster Wheeler AG (a)	371,110	8,910,351
Construction & Engineering Total		8,910,351
Electrical Equipment — 1.2%
AMETEK, Inc.	150,870	6,125,322
Roper Industries, Inc.	133,430	7,741,608
Electrical Equipment Total		13,866,930
Industrial Conglomerates — 0.7%
McDermott International, Inc. (a)	361,800	8,024,724
Industrial Conglomerates Total		8,024,724
Machinery — 3.1%
Bucyrus International, Inc.	326,530	17,488,947
Cummins, Inc.	178,040	12,103,159
Pall Corp.	182,000	6,197,100
Machinery Total		35,789,206
Road & Rail — 2.8%
Dollar Thrifty Automotive Group, Inc. (a)	298,070	13,919,869

4

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Landstar System, Inc.	225,480	9,456,631
Old Dominion Freight Line, Inc. (a)	239,640	8,540,770
Road & Rail Total		31,917,270
Trading Companies & Distributors — 0.7%
Fastenal Co.	151,340	7,633,590
Trading Companies & Distributors Total		7,633,590
INDUSTRIALS TOTAL		152,560,678
INFORMATION TECHNOLOGY — 23.6%
Communications Equipment — 1.9%
Ciena Corp. (a)	310,460	4,833,862
CommScope, Inc. (a)	180,790	5,098,278
F5 Networks, Inc. (a)	164,310	11,555,923
Communications Equipment Total		21,488,063
Computers & Peripherals — 2.4%
NetApp, Inc. (a)	188,350	7,097,028
SanDisk Corp. (a)	212,090	9,887,636
Teradata Corp. (a)	180,190	5,755,268
Western Digital Corp. (a)	139,959	4,871,973
Computers & Peripherals Total		27,611,905
Electronic Equipment, Instruments & Components — 1.5%
Agilent Technologies, Inc. (a)	294,130	9,518,047
Dolby Laboratories, Inc., Class A (a)	124,530	8,220,225
Electronic Equipment, Instruments & Components Total		17,738,272
Internet Software & Services — 1.6%
Akamai Technologies, Inc. (a)	225,060	8,939,383
Equinix, Inc. (a)	55,681	5,123,209
VeriSign, Inc. (a)	141,180	3,940,334
Internet Software & Services Total		18,002,926
IT Services — 4.1%
Alliance Data Systems Corp. (a)	254,520	17,984,383
Cognizant Technology Solutions Corp., Class A (a)	272,370	13,629,395
Global Payments, Inc.	225,840	9,528,190
Hewitt Associates, Inc., Class A (a)	158,710	5,911,947
IT Services Total		47,053,915
Semiconductors & Semiconductor Equipment — 4.7%
Analog Devices, Inc.	370,119	10,796,371
Cavium Networks, Inc. (a)	253,560	6,739,625
Disco Corp.	92,779	6,227,230
Marvell Technology Group Ltd. (a)	568,260	10,785,575

5

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Micron Technology, Inc. (a)	1,445,580	13,140,322
Silicon Laboratories, Inc. (a)	128,210	5,824,580
Semiconductors & Semiconductor Equipment Total		53,513,703
Software — 7.4%
Adobe Systems, Inc. (a)	160,250	5,140,820
ANSYS, Inc. (a)	153,070	6,693,751
Autodesk, Inc. (a)	201,740	5,902,912
Blackboard, Inc. (a)	179,080	7,170,363
Citrix Systems, Inc. (a)	129,290	5,638,337
Red Hat, Inc. (a)	449,550	13,176,310
Rovi Corp. (a)	332,164	12,403,004
Salesforce.com, Inc. (a)	112,560	9,739,817
Sybase, Inc. (a)	115,630	7,438,478
TIBCO Software, Inc. (a)	967,980	11,044,652
Software Total		84,348,444
INFORMATION TECHNOLOGY TOTAL		269,757,228
MATERIALS — 5.4%
Chemicals — 1.3%
CF Industries Holdings, Inc.	138,970	9,531,952
Potash Corp. of Saskatchewan, Inc.	50,010	4,960,492
Chemicals Total		14,492,444
Construction Materials — 0.7%
Martin Marietta Materials, Inc.	89,100	8,306,793
Construction Materials Total		8,306,793
Containers & Packaging — 0.8%
Crown Holdings, Inc. (a)	413,520	9,721,855
Containers & Packaging Total		9,721,855
Metals & Mining — 2.6%
Agnico-Eagle Mines Ltd.	283,760	16,622,661
Cliffs Natural Resources, Inc.	101,040	5,644,095
Walter Energy, Inc.	87,340	6,928,682
Metals & Mining Total		29,195,438
MATERIALS TOTAL		61,716,530
TELECOMMUNICATION SERVICES — 2.7%
Wireless Telecommunication Services — 2.7%
American Tower Corp., Class A (a)	291,827	11,827,748
NII Holdings, Inc. (a)	206,580	7,533,973

6

	Shares	Value ($)
Common Stocks — (continued)
TELECOMMUNICATION SERVICES — (continued)
SBA Communications Corp., Class A (a)	362,220	11,964,126
Wireless Telecommunication Services Total		31,325,847
TELECOMMUNICATION SERVICES TOTAL		31,325,847
UTILITIES — 1.5%
Gas Utilities — 0.5%
Questar Corp.	138,590	6,217,147
Gas Utilities Total		6,217,147
Independent Power Producers & Energy Traders — 0.5%
AES Corp. (a)	592,910	6,089,186
Independent Power Producers & Energy Traders Total		6,089,186
Multi-Utilities — 0.5%
Xcel Energy, Inc.	260,600	5,339,694
Multi-Utilities Total		5,339,694
UTILITIES TOTAL		17,646,027

Total Common Stocks (cost of $903,637,656)		1,105,153,780

	Par ($)
Short-Term Obligation — 4.3%
Repurchase agreement with Fixed Income Clearing Corp., dated 05/28/10, due 06/01/10 at 0.130%, collateralized by a U.S. Treasury obligation maturing 11/15/19, market value $50,008,800 (repurchase proceeds $49,026,708)	49,026,000	49,026,000

Total Short-Term Obligation (cost of $49,026,000)		49,026,000

Total Investments — 100.8% (cost of $952,663,656)(b)(c)		1,154,179,780

Other Assets & Liabilities, Net — (0.8)%		(9,514,802)

Net Assets — 100.0%		1,144,664,978

7

Notes to Investment Portfolio:

*  Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

8

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the “amendment”), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and requires disclosure of the reason(s) for the transfer. Additionally, purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009; except for, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis, which will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the amendment.

The following table summarizes the inputs used, as of May 31, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$212,721,565	$—	$—	$212,721,565
Consumer Staples	53,464,322	—	—	53,464,322
Energy	61,143,515	—	—	61,143,515
Financials	79,063,083	—	—	79,063,083
Health Care	165,754,985	—	—	165,754,985
Industrials	152,560,678	—	—	152,560,678
Information Technology	263,529,998	6,227,230	—	269,757,228
Materials	61,716,530	—	—	61,716,530
Telecommunication Services	31,325,847	—	—	31,325,847
Utilities	17,646,027	—	—	17,646,027
Total Common Stocks	1,098,926,550	6,227,230	—	1,105,153,780
Total Short-Term Obligation	—	49,026,000	—	49,026,000
Total Investments	$1,098,926,550	$55,253,230	$—	$1,154,179,780

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $952,663,656.
(c)	Unrealized appreciation and depreciation at May 31, 2010 based on cost of investments for federal income tax purposes was:

9

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$231,978,330	$(30,462,206)	$201,516,124

Acronym	Name

ADR	American Depositary Receipt

10

INVESTMENT PORTFOLIO
May 31, 2010 (Unaudited)	Columbia Oregon Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds — 96.7%
EDUCATION — 4.1%
Education — 4.1%
OR Economic Development Revenue
	Broadway Housing LLC,
	Series 2008 A,
	6.250% 04/01/23	3,250,000	3,735,485
OR Facilities Authority
	Linfield College,
	Series 2005 A,
	5.000% 10/01/20	1,825,000	1,871,282
OR Forest Grove
	Pacific University,
	Series 2009,
	6.000% 05/01/30	1,500,000	1,563,090
OR Health Sciences University
	Series 1996 A,
	Insured: NPFGC:
	(a) 07/01/12	1,315,000	1,246,607
	(a) 07/01/14	2,550,000	2,242,980
	(a) 07/01/21	12,515,000	7,158,830
OR Health, Housing, Educational & Cultural Facilities Authority
	Linfield College,
	Series 1998 A,
	5.500% 10/01/18	1,000,000	1,003,100
	Reed College,
	Series 1995 A,
	Insured: NPFGC
	5.100% 07/01/10	240,000	240,811
Education Total			19,062,185
EDUCATION TOTAL			19,062,185
HEALTH CARE — 9.9%
Continuing Care Retirement — 0.5%
OR Albany Hospital Facility Authority
	Mennonite Home Albany,
	Series 2004 PJ-A:
	4.750% 10/01/11	660,000	652,067
	5.000% 10/01/12	680,000	669,052
OR Multnomah County Hospital Facilities Authority
	Terwilliger Plaza, Inc.,
	Series 2006 A,
	5.250% 12/01/26	1,400,000	1,302,070
Continuing Care Retirement Total			2,623,189
Hospitals — 9.4%
OR Clackamas County Hospital Facility Authority
	Legacy Health System,
	Series 2001:
	5.250% 05/01/21	4,890,000	5,000,905

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
	5.750% 05/01/12	2,000,000	2,101,000
	5.750% 05/01/16	1,500,000	1,552,335
OR Deschutes County Hospital Facilities Authority
	Cascade Healthcare Community,
	Series 2008,
	7.375% 01/01/23	2,000,000	2,352,820
OR Facilities Authority
	Peacehealth,
	Series 2009 A:
	5.000% 11/01/17	4,450,000	4,953,784
	5.000% 11/01/19	3,695,000	4,018,978
OR Medford Hospital Facilities Authority
	Asante Health System,
	Series 1998 A,
	Insured: NPFGC:
	5.250% 08/15/10	485,000	486,426
	5.250% 08/15/11	260,000	260,731
OR Multnomah County Hospital Facilities Authority
	Adventist Health System,
	Series 2009 A,
	5.000% 09/01/21	3,685,000	3,874,298
	Providence Health System,
	Series 2004,
	5.250% 10/01/16	2,970,000	3,313,688
OR Salem Hospital Facility Authority
	Series 2006 A,
	5.000% 08/15/27	3,500,000	3,522,015
	Series 2008 A:
	5.250% 08/15/18	2,500,000	2,733,275
	5.750% 08/15/15	785,000	888,965
OR State Facilities Authority
	Series 2010 A:
	5.000% 03/15/15	1,000,000	1,096,000
	5.000% 03/15/16	1,500,000	1,630,350
	5.000% 10/01/22	3,450,000	3,602,801
	5.000% 10/01/23	2,000,000	2,077,660

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
OR Umatilla County Hospital Facility Authority
	Catholic Health Initiatives,
	Series 2000 A,
	5.750% 12/01/20	285,000	288,195
Hospitals Total			43,754,226
HEALTH CARE TOTAL			46,377,415
HOUSING — 4.7%
Assisted Living/Senior — 0.4%
OR Clackamas County Hospital Facility Authority
	Robison Jewish Home,
	Series 2005:
	5.000% 10/01/19	1,000,000	893,630
	5.125% 10/01/24	1,000,000	857,920
Assisted Living/Senior Total			1,751,550
Multi-Family — 2.2%
OR Clackamas County Housing Authority
	Multi-Family Housing,
	Easton Ridge,
	Series 1996 A:
	5.800% 12/01/16	1,715,000	1,715,686
	5.900% 12/01/26	1,750,000	1,722,823
OR Forest Grove Student Housing
	Oak Tree Foundation,
	Series 2007,
	5.500% 03/01/37	3,000,000	2,723,520
OR Portland Housing
	Series 2005 A,
	5.000% 04/01/25	1,565,000	1,651,513
PR Commonwealth of Puerto Rico Housing Finance Authority
	Series 2008,
	5.000% 12/01/13	2,455,000	2,660,704
Multi-Family Total			10,474,246
Single-Family — 2.1%
OR Housing & Community Services
	Department Mortgage Single Family Program:
	Series 1991 D,
	6.700% 07/01/13	50,000	50,175
	Series 1999 E,
	5.375% 07/01/21	1,270,000	1,283,754
	Series 2000 E,
	Insured: FHA:
	5.700% 07/01/12	220,000	225,438
	5.800% 07/01/14	195,000	199,998
	6.000% 07/01/20	560,000	560,756
	Series 2001 J,
	5.150% 07/01/24	1,095,000	1,099,763
	Series 2001 Q:
	4.700% 07/01/15	410,000	417,491
	4.900% 07/01/17	405,000	410,358
	Series 2008 G,

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
HOUSING — (continued)
	5.200% 07/01/28	5,155,000	5,347,746
Single-Family Total			9,595,479
HOUSING TOTAL			21,821,275
OTHER — 19.8%
Other — 0.6%
OR Health, Housing, Educational & Cultural Facilities Authority
	Goodwill Industries Lane County,
	Series 1998 A,
	6.650% 11/15/22 (b)	3,095,000	2,881,940
Other Total			2,881,940
Refunded/Escrowed (c) — 19.2%
OR Benton & Linn Counties
	School District No. 509J, Corvallis,
	Series 2003,
	Pre-refunded 06/01/13,
	Insured: AGMC
	5.000% 06/01/17	2,665,000	2,973,660
OR Board of Higher Education
	Lottery Education,
	Series 1999 A,
	Pre-refunded 04/01/11,
	Insured: AGMC
	5.000% 04/01/14	2,705,000	2,811,063
	Series 2001 A,
	Pre-refunded 08/01/11,
	5.250% 08/01/14	1,225,000	1,293,416
OR Clackamas Community College District
	Series 2001,
	Pre-refunded 06/15/11,
	Insured: FGIC
	5.250% 06/15/15	1,390,000	1,460,431
OR Clackamas County
	School District No. 086,
	Series 2000,
	Pre-refunded 06/15/10,
	6.000% 06/15/16	2,350,000	2,356,322
	School District No. 108,
	Series 2001,
	Pre-refunded 06/15/11,
	Insured: AGMC
	5.375% 06/15/15	1,055,000	1,109,839
	School District No. 7J, Lake Oswego,
	Series 2001,
	Pre-refunded 06/01/11:
	5.375% 06/01/16	1,295,000	1,358,235
	5.375% 06/01/17	2,535,000	2,658,784
OR Coos County
	School District No. 13, North Bend,
	Series 2002,
	Pre-refunded 06/15/12,
	Insured: AGMC

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
	5.500% 06/15/15	1,765,000	1,938,200
OR Department of Transportation
	Highway User Tax,
	Series 2002 A,
	Pre-refunded 11/15/12,
	5.500% 11/15/16	2,500,000	2,783,825
OR Deschutes County Hospital Facilities Authority
	Cascade Health Services, Inc.,
	Series 2002,
	Pre-refunded 01/01/12:
	5.500% 01/01/22	2,000,000	2,151,680
	5.600% 01/01/27	5,550,000	5,979,681
	5.600% 01/01/32	2,000,000	2,154,840
OR Deschutes County
	School District No. 1,
	Series 2001 A,
	Pre-refunded 06/15/11,
	Insured: AGMC
	5.500% 06/15/18	1,000,000	1,052,960
OR Jackson County
	School District No. 4,
	Phoenix-Talent,
	Series 2001,
	Pre-refunded 06/15/11,
	Insured: AGMC
	5.500% 06/15/16	1,000,000	1,053,280
	School District No. 9, Eagle Point,
	Series 2000,
	Pre-refunded 06/15/11,
	5.625% 06/15/15	1,920,000	2,024,813
OR Linn County Community
	School District No. 9, Lebanon,
	Series 2001,
	Pre-refunded 06/15/13,
	Insured: FGIC
	5.550% 06/15/21	2,000,000	2,272,240
	School District No. 9,
	Series 2001,
	Pre-refunded 06/15/13,
	Insured: FGIC
	5.250% 06/15/15	405,000	456,362
OR Multnomah County
	School District No. 40,
	Series 2001,
	Pre-refunded 12/01/10,
	Insured: AGMC
	5.000% 12/01/14	1,790,000	1,832,709
	School District No. 7, Reynolds,
	Series 2000,
	Pre-refunded 06/15/11,
	5.625% 06/15/17	1,000,000	1,054,260
OR Multnomah-Clackamas Counties
	Centennial School District No. 28-302,
	Series 2001,
	Pre-refunded 06/15/11,
	Insured: FGIC:

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
	5.375% 06/15/16	2,055,000	2,161,819
	5.375% 06/15/17	2,280,000	2,398,514
	5.375% 06/15/18	2,490,000	2,619,430
OR North Clackamas Parks & Recreation District Facilities
	Series 1993,
	Escrowed to Maturity,
	5.700% 04/01/13	1,250,000	1,352,163
OR Portland Community College District
	Series 2001 A,
	Pre-refunded 06/01/11:
	5.375% 06/01/14	1,925,000	2,021,597
	5.375% 06/01/16	2,705,000	2,840,737
	5.375% 06/01/17	2,540,000	2,667,457
OR Portland Urban Renewal & Redevelopment
	South Park Blocks,
	Series 2000 A,
	Pre-refunded 06/15/10,
	Insured: AMBAC:
	5.750% 06/15/17	2,065,000	2,090,895
	5.750% 06/15/19	2,580,000	2,612,353
OR Salem Water & Sewer
	Series 2000,
	Pre-refunded 06/01/10,
	Insured: AGMC
	5.300% 06/01/15	1,500,000	1,500,630
OR Umatilla County Hospital Facility Authority
	Catholic Health Initiatives,
	Series 2000 A,
	Escrowed to Maturity:
	5.750% 12/01/20	245,000	247,550
	6.000% 12/01/30	4,825,000	4,875,325
OR Washington & Clackamas Counties
	School District No. 23J, Tigard,
	Series 2002,
	Pre-refunded 06/15/12,
	Insured: NPFGC
	5.375% 06/15/17	1,500,000	1,643,385
OR Washington County
	School District No. 48J, Beaverton,
	Series 2001,
	Pre-refunded 01/01/11:
	5.125% 01/01/14	2,000,000	2,056,380
	5.125% 01/01/17	1,820,000	1,871,306
	5.125% 01/01/18	2,260,000	2,323,709
	Series 2001,
	Pre-refunded 06/01/11,
	5.500% 06/01/16	2,785,000	2,928,260

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
OR Yamhill County
	School District No. 029J,
	Series 2002,
	Pre-refunded 06/15/12,
	Insured: NPFGC
	5.250% 06/15/16	2,535,000	2,770,882
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 2002 E,
	Escrowed to Maturity,
	6.000% 08/01/26	5,000,000	6,438,950
VI Virgin Islands Public Finance Authority
	Series 1989 A,
	Escrowed to Maturity,
	7.300% 10/01/18	1,185,000	1,462,622
Refunded/Escrowed Total			89,660,564
OTHER TOTAL			92,542,504
OTHER REVENUE — 3.3%
Recreation — 3.3%
OR Board of Higher Education
	Lottery Education:
	Series 2003 A,
	Insured: AGMC
	5.000% 04/01/14	1,830,000	2,046,855
	Series 2008,
	5.000% 04/01/24	3,130,000	3,459,558
	Series 2009 A:
	5.000% 04/01/21	5,000,000	5,706,750
	5.000% 04/01/27	4,000,000	4,382,600
Recreation Total			15,595,763
OTHER REVENUE TOTAL			15,595,763
TAX-BACKED — 46.1%
Local General Obligations — 32.7%
OR Benton & Linn Counties
	School District No. 509J & 509A,
	Series 2007,
	Insured: AGMC
	5.000% 06/15/20	5,000,000	5,676,900
OR Canyonville South Umpqua Rural Fire District
	Series 2001,
	5.400% 07/01/31	610,000	515,054
OR Central Community College District
	Series 2010,
	4.750% 06/15/24 (d)	2,580,000	2,823,913
OR Clackamas & Washington Counties
	School District No. 3,
	Series 2009,
	5.000% 06/15/24	4,150,000	4,643,103
	School District No. 3A,
	Series 2003,
	Insured: NPFGC
	(a) 06/15/17	4,000,000	3,149,720

7

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
OR Clackamas Community College District
	Series 2001,
	Insured: FGIC
	5.250% 06/15/15	110,000	114,830
OR Clackamas County
	School District No. 108, Estacada,
	Series 2005,
	Insured: AGMC
	5.500% 06/15/25	2,485,000	3,059,209
	School District No. 115,
	Series 2006 A,
	Insured: NPFGC:
	(a) 06/15/25	2,250,000	1,129,298
	(a) 06/15/26	2,610,000	1,230,902
	School District No. 12, North Clackamas,
	Series 2007 B,
	Insured: AGMC
	(a) 06/15/22	4,000,000	4,137,440
	School District No. 46,
	Series 2009:
	5.000% 06/15/25	4,350,000	4,791,917
	5.000% 06/15/26	3,000,000	3,280,590
	Series 2007,
	Insured: NPFGC
	4.125% 06/01/27	2,000,000	2,013,920
OR Columbia County
	School District No. 502, Deferred Interest,
	Series 1999,
	Insured: FGIC:
	(a) 06/01/13	1,685,000	1,581,760
	(a) 06/01/14	1,025,000	928,322
OR Columbia Multnomah & Washington Counties
	School District No. 1J,
	Series 2009:
	5.000% 06/15/23	1,000,000	1,114,710
	5.000% 06/15/24	1,165,000	1,289,119
	5.000% 06/15/25	1,275,000	1,401,429
OR Deschutes & Jefferson County
	School District No. 02J,
	Series 2004 B,
	Insured: NPFGC
	(a) 06/15/22	2,335,000	1,402,074
OR Deschutes County
	Administrative School District No. 1,
	Series 2007,
	Insured: FGIC
	4.500% 06/15/20	5,000,000	5,485,500
OR Jackson County
	School District No. 009,
	Series 2005,
	Insured: NPFGC:
	5.500% 06/15/20	1,000,000	1,195,990

8

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
	5.500% 06/15/21	1,410,000	1,698,246
	School District No. 549C,
	Series 2008:
	4.625% 06/15/27	1,500,000	1,554,525
	4.625% 06/15/28	1,660,000	1,713,452
	4.625% 06/15/30	2,000,000	2,047,880
OR Jefferson County
	School District No. 509J, Madras School District,
	Series 2002,
	Insured: NPFGC
	5.250% 06/15/18	1,075,000	1,155,969
OR Josephine County
	Unit School District, Three Rivers,
	Series 2005,
	Insured: FGIC:
	5.000% 12/15/15	1,000,000	1,160,810
	5.000% 12/15/16	1,000,000	1,161,250
OR Lane Community College
	Series 2009:
	4.250% 06/15/17	2,195,000	2,429,953
	4.250% 06/15/18	2,000,000	2,207,180
OR Lane County
	School District No. 19, Springfield:
	Series 1997,
	Insured: FGIC:
	6.000% 10/15/12	1,740,000	1,931,191
	6.000% 10/15/14	1,310,000	1,525,338
	Series 2006,
	Insured: AGMC
	(a) 06/15/25	5,160,000	2,593,984
	School District No. 4J, Eugene,
	Series 2002:
	5.000% 07/01/12	1,000,000	1,090,000
	5.250% 07/01/13	1,000,000	1,128,400
	Series 2009 A:
	5.000% 11/01/24	1,000,000	1,093,210
	5.000% 11/01/25	1,140,000	1,240,138
OR Linn Benton Community College
	Series 2001,
	Insured: FGIC
	(a) 06/15/13	1,000,000	953,750
	Series 2002,
	Insured: FGIC
	(a) 06/15/14	1,000,000	920,580
OR Linn County
	Community School District No. 9, Lebanon,
	Series 2001,
	Insured: FGIC
	5.250% 06/15/15	305,000	338,574
OR Madras Aquatic Center District
	Series 2005,
	5.000% 06/01/22	1,695,000	1,786,733

9

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
OR Multnomah-Clackamas Counties
	Centennial School District No. 28JT,
	Series 2006,
	Insured: AMBAC
	(a) 06/01/16	2,260,000	1,774,959
OR Portland Community College District
	Series 2005,
	Insured: AGMC
	5.000% 06/15/16	4,750,000	5,410,535
OR Portland Limited Tax
	Series 2001 B:
	(a) 06/01/13	1,500,000	1,434,360
	(a) 06/01/16	3,500,000	2,987,075
	(a) 06/01/18	4,000,000	3,080,120
	(a) 06/01/19	4,000,000	2,932,240
	(a) 06/01/20	4,000,000	2,793,040
OR Portland
	Series 2005,
	5.000% 06/01/16	3,075,000	3,500,426
OR Salem-Keizer
	School District No 24J,
	Series 2009 A:
	4.000% 06/15/15	3,850,000	4,239,466
	5.000% 06/15/16	2,500,000	2,881,600
OR Salem
	Series 2009:
	5.000% 06/01/19	2,025,000	2,342,095
	5.000% 06/01/20	880,000	1,005,558
	5.000% 06/01/26	3,315,000	3,613,416
OR Tri-County Metropolitan Transportation District
	Series 2003 A,
	5.000% 09/01/15	1,000,000	1,091,820
	Series 2005 A,
	Insured: AGMC
	5.000% 09/01/17	4,250,000	4,897,785
	Series 2009 A:
	4.000% 09/01/18	1,000,000	1,102,630
	4.250% 09/01/21	1,815,000	1,975,246
OR Tualatin Hills Park & Recreation District
	Series 1998,
	Insured: FGIC
	5.750% 03/01/14	990,000	1,147,380
OR Washington & Clackamas Counties
	School District No. 23J, Tigard:
	Series 2000,
	(a) 06/15/18	2,700,000	2,000,052
	Series 2005,

10

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
	Insured: NPFGC:
	5.000% 06/15/19	850,000	992,911
	5.000% 06/15/21	6,575,000	7,689,660
OR Washington Clackamas & Yamhill Counties
	School District No. 88J,
	Series 2007 B,
	Insured: NPFGC
	4.500% 06/15/23	8,125,000	8,597,713
OR Washington Multnomah & Yamhill Counties
	School District No. 1J:
	Series 1998,
	5.000% 11/01/13	1,100,000	1,241,031
	Series 2006,
	Insured: NPFGC
	(a) 06/15/25	4,065,000	1,995,752
OR Yamhill County
	School District No. 029J,
	Series 2005,
	Insured: FGIC
	5.500% 06/15/21	1,000,000	1,195,200
Local General Obligations Total			152,618,933
Special Non-Property Tax — 2.7%
OR Department of Transportation
	Series 2006 A,
	4.625% 11/15/26	5,040,000	5,249,866
	Series 2007 A,
	5.000% 11/15/16	6,305,000	7,361,150
Special Non-Property Tax Total			12,611,016
Special Property Tax — 4.8%
OR Hood River Urban Renewal Agency
	Series 1996,
	6.250% 12/15/11	365,000	365,040
OR Keizer
	Series 2008,
	5.200% 06/01/31 (d)	4,130,000	4,197,567
OR Lebanon Urban Renewal Agency
	Series 2000:
	5.750% 06/01/15	1,120,000	1,120,011
	6.000% 06/01/20	1,580,000	1,540,674
OR Medford Urban Renewal
	Series 1996,
	5.875% 09/01/10	175,000	175,602
OR Portland Airport Way Urban Renewal & Redevelopment
	Convention Center,
	Series 2000 A,
	Insured: AMBAC:
	5.750% 06/15/17	1,500,000	1,519,770
	5.750% 06/15/18	2,050,000	2,076,752

11

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
OR Portland River District Urban Renewal & Redevelopment
	Series 2003 A,
	Insured: AMBAC:
	5.000% 06/15/17	1,500,000	1,651,650
	5.000% 06/15/18	3,070,000	3,174,687
	5.000% 06/15/20	2,000,000	2,094,900
OR Redmond Urban Renewal Agency
	Downtown Area B,
	Series 1999:
	5.650% 06/01/13	720,000	720,562
	5.850% 06/01/19	785,000	785,510
OR Seaside Urban Renewal Agency
	Greater Seaside Urban Renewal,
	Series 2001,
	5.250% 06/01/15	1,000,000	1,000,000
OR Veneta Urban Renewal Agency
	Series 2001:
	5.375% 02/15/16	700,000	700,819
	5.625% 02/15/21	1,100,000	1,094,225
Special Property Tax Total			22,217,769
State Appropriated — 3.7%
OR Department of Administrative Services
	Certificates of Participation:
	Series 2002 C,
	Insured: NPFGC:
	5.250% 11/01/15	1,000,000	1,070,430
	5.250% 11/01/17	5,000,000	5,343,250
	Series 2002 E,
	Insured: AGMC
	5.000% 11/01/13	1,470,000	1,599,625
	Series 2007 A,
	Insured FGIC:
	5.000% 05/01/24	2,630,000	2,817,703
	5.000% 05/01/25	2,780,000	2,962,201
	5.000% 05/01/26	2,800,000	2,966,096
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 2004 A,
	LOC: Government Development Bank for Puerto Rico
	5.750% 08/01/27 (02/01/12) (e)(f)	750,000	781,410
State Appropriated Total			17,540,715
State General Obligations — 2.2%
OR Board of Higher Education
	Deferred Interest,
	Series 2001 A,
	(a) 08/01/17	1,050,000	828,240
	Series 1996 A,
	(a) 08/01/14	490,000	453,569

12

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
	Series 2001 A:
	5.250% 08/01/14	255,000	268,265
	5.250% 08/01/16	780,000	819,273
	Series 2004 D,
	5.000% 08/01/24	3,620,000	3,844,657
OR Elderly & Disabled Housing
	Series 2001 B,
	4.950% 08/01/20	985,000	991,117
OR State
	Series 2002 A,
	5.250% 10/15/15	1,735,000	1,899,235
OR Veterans Welfare
	Series 2000 80A,
	5.700% 10/01/32	1,035,000	1,045,950
State General Obligations Total			10,150,306
TAX-BACKED TOTAL			215,138,739
TRANSPORTATION — 0.7%
Airports — 0.2%
OR Port of Portland International Airport
	Series 1998 12B,
	Insured: FGIC
	5.250% 07/01/12	1,000,000	1,003,630
Airports Total			1,003,630
Ports — 0.5%
OR Port of Morrow
	Series 2007:
	4.875% 06/01/20	750,000	646,508
	5.000% 06/01/25	1,000,000	782,780
OR Port of St. Helens
	Series 1999:
	5.600% 08/01/14	315,000	310,962
	5.750% 08/01/19	425,000	406,032
Ports Total			2,146,282
TRANSPORTATION TOTAL			3,149,912
UTILITIES — 8.1%
Independent Power Producers — 0.8%
OR Western Generation Agency
	Series 2006 A,
	5.000% 01/01/21	3,000,000	2,780,700
	Wauna Cogeneration,
	Series 2006 A,
	5.000% 01/01/20	1,000,000	936,900
Independent Power Producers Total			3,717,600

13

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
Investor Owned — 0.8%
OR Port of Morrow	Portland General Electrical Co.,
	Series 1998,
	5.000% 05/01/33 (03/11/20) (e)(f)	3,750,000	3,823,425
Investor Owned Total			3,823,425
Municipal Electric — 3.6%
OR Emerald Peoples Utility District
	Series 1996,
	Insured: FGIC:
	7.350% 11/01/10	2,160,000	2,216,355
	7.350% 11/01/11	2,000,000	2,170,200
	7.350% 11/01/12	2,490,000	2,830,059
	7.350% 11/01/13	2,675,000	3,155,270
	Series 2003 A,
	Insured: AGMC
	5.250% 11/01/20	605,000	665,137
OR Eugene Electric Utilities System
	Series 2001 B,
	Insured: AGMC
	5.250% 08/01/13	1,040,000	1,089,046
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2010,
	5.250% 07/01/24	4,600,000	4,846,652
Municipal Electric Total			16,972,719
Water & Sewer — 2.9%
OR Myrtle Point Water
	Series 2000,
	6.000% 12/01/20	510,000	516,069
OR Portland Water Systems Revenue
	Series 2004 B,
	5.000% 10/01/13	730,000	824,046
	Series 2006 B,
	5.000% 10/01/16	5,330,000	6,201,881
OR Portland
	Series 2008 A,
	5.000% 06/15/17	1,500,000	1,739,955
OR Sheridan Water
	Series 1998,
	5.350% 04/01/18	300,000	297,897
	Series 2000:
	6.200% 05/01/15	625,000	625,450
	6.450% 05/01/20	520,000	520,244
OR Washington County Housing Authority
	Clean Water Services Sewer,
	Series 2004 Lien,
	Insured: NPFGC

14

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
	5.000% 10/01/13	2,310,000	2,605,172
Water & Sewer Total			13,330,714
UTILITIES TOTAL			37,844,458

	Total Municipal Bonds (cost of $432,601,434)		451,532,251

		Shares
Investment Companies — 3.1%
	BofA Tax-Exempt Reserves, Capital Class (7 day yield of 0.140%) (g)(h)	7,774,684	7,774,684

	Dreyfus Tax-Exempt Cash Management Fund (7 day yield of 0.110%)	6,800,536	6,800,536

	Total Investment Companies (cost of $14,575,220)		14,575,220

	Total Investments — 99.8% (cost of $447,176,654)(i)(j)		466,107,471

	Other Assets & Liabilities, Net — 0.2%		943,221

	Net Assets — 100.0%		467,050,692

Notes to Investment Portfolio:

* Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value

15

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the “amendment”), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and requires disclosure of the reason(s) for the transfer. Additionally, purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009; except for, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis, which will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the amendment.

The following table summarizes the inputs used, as of May 31, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$451,532,251	$—	$451,532,251
Total Investment Companies	14,575,220	—	—	14,575,220
Total Investments	$14,575,220	$451,532,251	$—	$466,107,471

(a)	Zero coupon bond.
(b)

Denotes a restricted security, which is subject to restrictions on resale under federal securities laws or in transactions exempt from registration.  At May 31, 2010, the value of this security amounted to $2,881,940, which represents 0.6% of net assets.

		Acquisition	Acquisition
	Security	Date	Cost
OR Health, Housing, Educational & Cultural Facilities Authority, Goodwill Industries Lane County, Series 1998 A,
	6.650% 11/15/22	06/17/98	$3,245,000

(c)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

16

(d)	Security purchased on a delayed delivery basis.
(e)	The interest rate shown on floating rate or variable rate securities reflects the rate at May 31, 2010.
(f)	Parenthetical date represents the next interest rate reset date for the security.
(g)	Investments in affiliates for the nine months ended May 31, 2010:

	Value,
	beginning of		Sales	Dividend	Value, end of
Affiliate	period	Purchases	Proceeds	Income	period
BofA Tax-Exempt Reserves, Capital Class (7 day yield of 0.140%)	$8,970,586	$57,204,007	$58,211,731	$6,814	$—

As of May 1, 2010, this company was no longer an affiliate of the Fund. The above table reflects activity for the period from September 1, 2009 through April 30, 2010.

(h)	Mutual fund registered under the Investment Company Act of 1940, as amended, and advised by BofA Advisors, LLC or one of its affiliates.
(i)	Cost for federal income tax purposes is $447,050,486.
(j)	Unrealized appreciation and depreciation at May 31, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$21,010,742	$(1,953,757)	$19,056,985

Acronym	Name

AGMC	Assured Guaranty Municipal Corp.
AMBAC	Ambac Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
LOC	Letter of Credit
NPFGC	National Public Finance Guarantee Corp.

17

INVESTMENT PORTFOLIO
May 31, 2010 (Unaudited)	Columbia Small Cap Growth Fund I

	Shares	Value ($)*
Common Stocks — 96.8%
CONSUMER DISCRETIONARY — 19.2%
Auto Components — 0.5%
Cooper Tire & Rubber Co.	207,200	3,918,152
Auto Components Total		3,918,152
Diversified Consumer Services — 1.9%
Capella Education Co. (a)	61,531	5,286,128
Grand Canyon Education, Inc. (a)	262,100	6,437,176
Sotheby’s	126,100	4,098,250
Diversified Consumer Services Total		15,821,554
Hotels, Restaurants & Leisure — 2.0%
Bally Technologies, Inc. (a)	154,900	6,583,250
BJ’s Restaurants, Inc. (a)	239,500	5,554,005
California Pizza Kitchen, Inc. (a)	269,900	4,920,277
Hotels, Restaurants & Leisure Total		17,057,532
Household Durables — 2.3%
Tempur-Pedic International, Inc. (a)	586,700	19,478,440
Household Durables Total		19,478,440
Internet & Catalog Retail — 1.1%
Blue Nile, Inc. (a)	80,400	3,770,760
NetFlix, Inc. (a)	45,100	5,012,865
Internet & Catalog Retail Total		8,783,625
Media — 2.5%
Entercom Communications Corp., Class A (a)	406,623	5,082,788
Imax Corp. (a)	334,900	5,676,555
Knology, Inc. (a)	270,639	3,236,842
Radio One, Inc., Class D (a)	648,800	2,692,520
Sinclair Broadcast Group, Inc., Class A (a)	663,321	4,401,135
Media Total		21,089,840
Specialty Retail — 5.1%
Coldwater Creek, Inc. (a)	700,200	4,369,248
hhgregg, Inc. (a)	188,600	5,659,886
J Crew Group, Inc. (a)	112,000	5,111,680
Jo-Ann Stores, Inc. (a)	147,800	6,751,504
Lumber Liquidators Holdings, Inc. (a)	160,400	4,733,404
OfficeMax, Inc. (a)	239,100	4,263,153
Pier 1 Imports, Inc. (a)	567,700	4,513,215
Ulta Salon Cosmetics & Fragrance, Inc. (a)	263,578	6,742,325
Specialty Retail Total		42,144,415

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Textiles, Apparel & Luxury Goods — 3.8%
CROCS, Inc. (a)	716,700	7,417,845
Deckers Outdoor Corp. (a)	38,500	5,571,720
Lululemon Athletica, Inc. (a)	298,400	12,192,624
Warnaco Group, Inc. (a)	149,500	6,367,205
Textiles, Apparel & Luxury Goods Total		31,549,394
CONSUMER DISCRETIONARY TOTAL		159,842,952
CONSUMER STAPLES — 0.4%
Personal Products — 0.4%
Elizabeth Arden, Inc. (a)	204,536	3,477,112
Personal Products Total		3,477,112
CONSUMER STAPLES TOTAL		3,477,112
ENERGY — 4.7%
Energy Equipment & Services — 1.0%
Core Laboratories N.V.	31,000	4,215,380
Tetra Technologies, Inc. (a)	386,100	3,884,166
Energy Equipment & Services Total		8,099,546
Oil, Gas & Consumable Fuels — 3.7%
Arena Resources, Inc. (a)	109,742	3,608,317
Carrizo Oil & Gas, Inc. (a)	408,171	7,240,954
Clean Energy Fuels Corp. (a)	289,600	4,320,832
Comstock Resources, Inc. (a)	170,400	5,084,736
Energy XXI Bermuda Ltd. (a)	270,600	4,305,246
World Fuel Services Corp.	241,400	6,283,642
Oil, Gas & Consumable Fuels Total		30,843,727
ENERGY TOTAL		38,943,273
FINANCIALS — 4.6%
Capital Markets — 0.9%
Waddell & Reed Financial, Inc., Class A	259,811	6,965,533
Capital Markets Total		6,965,533
Commercial Banks — 2.4%
East West Bancorp, Inc.	243,100	4,132,700
Pacific Continental Corp.	260,099	2,884,498
PrivateBancorp, Inc.	355,400	4,709,050
Signature Bank (a)	225,300	8,525,352
Commercial Banks Total		20,251,600
Consumer Finance — 0.5%
EZCORP, Inc., Class A (a)	219,100	4,011,721
Consumer Finance Total		4,011,721

2

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Real Estate Investment Trusts (REITs) — 0.8%
FelCor Lodging Trust, Inc. (a)	623,246	4,213,143
Tanger Factory Outlet Centers	61,102	2,543,065
Real Estate Investment Trusts (REITs) Total		6,756,208
FINANCIALS TOTAL		37,985,062
HEALTH CARE — 24.3%
Biotechnology — 6.0%
Acorda Therapeutics, Inc. (a)	135,900	4,672,242
Alexion Pharmaceuticals, Inc. (a)	100,469	5,026,464
Cubist Pharmaceuticals, Inc. (a)	204,500	4,396,750
Dendreon Corp. (a)	81,000	3,515,400
Halozyme Therapeutics, Inc. (a)	469,322	3,440,130
Human Genome Sciences, Inc. (a)	330,864	8,192,193
Ironwood Pharmaceuticals, Inc. (a)	168,500	1,978,190
Isis Pharmaceuticals, Inc. (a)	474,700	4,367,240
Momenta Pharmaceuticals, Inc. (a)	282,400	3,747,448
Onyx Pharmaceuticals, Inc. (a)	254,983	5,683,571
Seattle Genetics, Inc. (a)	369,480	4,888,220
Biotechnology Total		49,907,848
Health Care Equipment & Supplies — 6.1%
Conceptus, Inc. (a)	75,255	1,256,006
Cutera, Inc. (a)	223,400	1,983,792
DexCom, Inc. (a)	464,900	4,895,397
DynaVox, Inc., Class A (a)	210,873	3,129,355
ICU Medical, Inc. (a)	129,100	4,107,962
Insulet Corp. (a)	315,869	4,602,212
Masimo Corp. (a)	301,100	6,666,354
NuVasive, Inc. (a)	243,000	9,542,610
Syneron Medical Ltd. (a)	264,900	2,770,854
Thoratec Corp. (a)	264,100	11,586,067
Health Care Equipment & Supplies Total		50,540,609
Health Care Providers & Services — 5.5%
Brookdale Senior Living, Inc. (a)	327,900	5,767,761
Catalyst Health Solutions, Inc. (a)	109,455	4,191,032
Genoptix, Inc. (a)	167,200	4,457,552
HMS Holdings Corp. (a)	119,100	6,462,366
IPC The Hospitalist Co., Inc. (a)	274,600	8,037,542
LHC Group, Inc. (a)	174,300	5,368,440
Mednax, Inc. (a)	102,500	5,796,375
PSS World Medical, Inc. (a)	246,241	5,641,381
Health Care Providers & Services Total		45,722,449

3

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Health Care Technology — 2.0%
Medidata Solutions, Inc. (a)	295,700	4,154,585
Omnicell, Inc. (a)	588,997	7,715,861
Quality Systems, Inc.	77,900	4,599,216
Health Care Technology Total		16,469,662
Life Sciences Tools & Services — 1.8%
ICON PLC, ADR (a)	260,989	7,260,714
Illumina, Inc. (a)	196,700	8,269,268
Life Sciences Tools & Services Total		15,529,982
Pharmaceuticals — 2.9%
Ardea Biosciences, Inc. (a)	197,201	4,935,941
Auxilium Pharmaceuticals, Inc. (a)	172,000	4,950,160
Impax Laboratories, Inc. (a)	316,300	6,666,022
MAP Pharmaceuticals, Inc. (a)	45,155	673,713
Salix Pharmaceuticals Ltd. (a)	201,400	7,236,302
Pharmaceuticals Total		24,462,138
HEALTH CARE TOTAL		202,632,688
INDUSTRIALS — 15.7%
Aerospace & Defense — 1.1%
Global Defense Technology & Systems, Inc. (a)	243,432	3,498,118
LMI Aerospace, Inc. (a)	318,900	5,539,293
Aerospace & Defense Total		9,037,411
Air Freight & Logistics — 2.2%
Atlas Air Worldwide Holdings, Inc. (a)	120,426	6,294,667
Forward Air Corp.	277,000	7,581,490
HUB Group, Inc., Class A (a)	135,000	4,131,000
Air Freight & Logistics Total		18,007,157
Airlines — 1.2%
AirTran Holdings, Inc. (a)	776,900	4,381,716
UAL Corp. (a)	282,000	5,642,820
Airlines Total		10,024,536
Commercial Services & Supplies — 1.4%
ACCO Brands Corp. (a)	508,236	3,588,146
Tetra Tech, Inc. (a)	365,700	8,288,591
Commercial Services & Supplies Total		11,876,737
Construction & Engineering — 1.0%
Pike Electric Corp. (a)	440,000	4,342,800
Sterling Construction Co., Inc. (a)	249,862	4,107,731
Construction & Engineering Total		8,450,531

4

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Electrical Equipment — 1.0%
Baldor Electric Co.	234,100	8,411,213
Electrical Equipment Total		8,411,213
Machinery — 1.9%
ArvinMeritor, Inc. (a)	356,700	5,186,418
Bucyrus International, Inc.	63,000	3,374,280
Columbus McKinnon Corp. (a)	247,200	4,049,136
Robbins & Myers, Inc.	155,400	3,432,786
Machinery Total		16,042,620
Professional Services — 1.1%
Advisory Board Co. (a)	112,329	4,169,652
Korn/Ferry International (a)	355,700	4,972,686
Professional Services Total		9,142,338
Road & Rail — 4.3%
Dollar Thrifty Automotive Group, Inc. (a)	442,283	20,654,616
Genesee & Wyoming, Inc., Class A (a)	108,800	3,915,712
Old Dominion Freight Line, Inc. (a)	125,500	4,472,820
Roadrunner Transportation Systems, Inc. (a)	454,727	6,384,367
Road & Rail Total		35,427,515
Trading Companies & Distributors — 0.5%
RSC Holdings, Inc. (a)	611,800	4,472,258
Trading Companies & Distributors Total		4,472,258
INDUSTRIALS TOTAL		130,892,316
INFORMATION TECHNOLOGY — 25.0%
Communications Equipment — 3.5%
Aruba Networks, Inc. (a)	543,400	7,281,560
CommScope, Inc. (a)	140,500	3,962,100
Finisar Corp. (a)	378,498	5,753,170
Oclaro, Inc. (a)	337,100	4,554,221
Polycom, Inc. (a)	243,700	7,318,311
Communications Equipment Total		28,869,362
Computers & Peripherals — 0.6%
Super Micro Computer, Inc. (a)	369,800	5,084,750
Computers & Peripherals Total		5,084,750
Electronic Equipment, Instruments & Components — 0.9%
DTS, Inc. (a)	228,900	7,560,567
Electronic Equipment, Instruments & Components Total		7,560,567
Internet Software & Services — 3.2%
GSI Commerce, Inc. (a)	459,500	12,939,520

5

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Internap Network Services Corp. (a)	797,900	4,085,248
OpenTable, Inc. (a)	103,400	4,273,522
Vocus, Inc. (a)	322,684	5,053,232
Internet Software & Services Total		26,351,522
IT Services — 2.5%
ExlService Holdings, Inc. (a)	250,124	4,157,061
Gartner, Inc. (a)	288,300	7,135,425
RightNow Technologies, Inc. (a)	363,844	5,293,930
Wright Express Corp. (a)	144,673	4,542,732
IT Services Total		21,129,148
Semiconductors & Semiconductor Equipment — 5.5%
Atheros Communications, Inc. (a)	117,100	3,981,400
Cavium Networks, Inc. (a)	410,600	10,913,748
EZchip Semiconductor Ltd. (a)	227,600	3,948,860
Monolithic Power Systems, Inc. (a)	183,600	3,523,284
Power Integrations, Inc.	163,200	5,545,536
Silicon Laboratories, Inc. (a)	94,800	4,306,764
Veeco Instruments, Inc. (a)	211,582	8,076,085
Volterra Semiconductor Corp. (a)	254,020	5,956,769
Semiconductors & Semiconductor Equipment Total		46,252,446
Software — 8.8%
Advent Software, Inc. (a)	153,769	6,648,971
ArcSight, Inc. (a)	197,069	4,268,514
Blackboard, Inc. (a)	262,624	10,515,465
Concur Technologies, Inc. (a)	181,343	7,670,809
Informatica Corp. (a)	179,400	4,628,520
Netscout Systems, Inc. (a)	312,243	4,224,648
Solera Holdings, Inc.	117,898	4,088,703
SuccessFactors, Inc. (a)	462,223	10,289,084
Sybase, Inc. (a)	73,000	4,696,090
Taleo Corp., Class A (a)	323,700	8,108,685
TIBCO Software, Inc. (a)	688,700	7,858,067
Software Total		72,997,556
INFORMATION TECHNOLOGY TOTAL		208,245,351
MATERIALS — 2.4%
Chemicals — 0.5%
Rockwood Holdings, Inc. (a)	162,300	4,210,062
Chemicals Total		4,210,062

6

	Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Metals & Mining — 1.9%
Gammon Gold, Inc. (a)	738,100	5,417,654
Thompson Creek Metals Co., Inc. (a)	685,500	6,752,175
Walter Energy, Inc.	49,100	3,895,103
Metals & Mining Total		16,064,932
MATERIALS TOTAL		20,274,994
TELECOMMUNICATION SERVICES — 0.5%
Wireless Telecommunication Services — 0.5%
SBA Communications Corp., Class A (a)	128,407	4,241,283
Wireless Telecommunication Services Total		4,241,283
TELECOMMUNICATION SERVICES TOTAL		4,241,283

Total Common Stocks (cost of $656,419,251)		806,535,031

	Par ($)
Short-Term Obligation — 4.7%
Repurchase agreement with Fixed Income Clearing Corp., dated 05/28/10, due 06/01/10 at 0.130%, collateralized by a U.S. Treasury obligation maturing 08/15/19, market value $39,818,363 (repurchase proceeds $39,036,564)	39,036,000	39,036,000

Total Short-Term Obligation (cost of $39,036,000)		39,036,000

Total Investments — 101.5% (cost of $695,455,251)(b)(c)		845,571,031

Other Assets & Liabilities, Net — (1.5)%		(12,185,593)

Net Assets — 100.0%		833,385,438

7

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

8

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the “amendment”), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and requires disclosure of the reason(s) for the transfer. Additionally, purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009; except for, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis, which will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the amendment.

The following table summarizes the inputs used, as of May 31, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$806,535,031	$—	$—	$806,535,031
Total Short-Term Obligation	—	39,036,000	—	39,036,000
Total Investments	$806,535,031	$39,036,000	$—	$845,571,031

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $695,455,251.
(c)	Unrealized appreciation and depreciation at May 31, 2010 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$176,121,802	$(26,006,022)	$150,115,780

Acronym	Name

ADR	American Depositary Receipt

9

INVESTMENT PORTFOLIO
May 31, 2010 (Unaudited)	Columbia Strategic Investor Fund

	Shares	Value ($)*
Common Stocks — 99.1%
CONSUMER DISCRETIONARY — 11.5%
Auto Components — 0.5%
Nokian Renkaat Oyj	154,272	3,570,517
Auto Components Total		3,570,517
Automobiles — 0.3%
Nissan Motor Co., Ltd. (a)	353,000	2,539,111
Automobiles Total		2,539,111
Hotels, Restaurants & Leisure — 1.9%
Bally Technologies, Inc. (a)	90,440	3,843,700
Ctrip.com International Ltd., ADR (a)	133,139	5,244,345
Las Vegas Sands Corp. (a)	235,264	5,523,999
Hotels, Restaurants & Leisure Total		14,612,044
Internet & Catalog Retail — 0.3%
Priceline.com, Inc. (a)	10,797	2,063,954
Internet & Catalog Retail Total		2,063,954
Media — 1.5%
DIRECTV, Class A (a)	144,465	5,444,886
Lamar Advertising Co., Class A (a)	47,227	1,391,780
News Corp., Class A	327,608	4,324,425
Media Total		11,161,091
Multiline Retail — 2.1%
Big Lots, Inc. (a)	233,043	8,233,409
Target Corp.	149,041	8,127,206
Multiline Retail Total		16,360,615
Specialty Retail — 3.4%
Belle International Holdings Ltd.	3,232,000	4,351,063
Collective Brands, Inc. (a)	290,812	6,508,372
GameStop Corp., Class A (a)	278,418	6,345,146
Jo-Ann Stores, Inc. (a)	198,831	9,082,600
Specialty Retail Total		26,287,181
Textiles, Apparel & Luxury Goods — 1.5%
Hanesbrands, Inc. (a)	172,518	4,706,291
NIKE, Inc., Class B	66,148	4,787,792
Ports Design Ltd.	849,000	2,029,806
Textiles, Apparel & Luxury Goods Total		11,523,889
CONSUMER DISCRETIONARY TOTAL		88,118,402
CONSUMER STAPLES — 9.0%
Beverages — 2.6%
Carlsberg A/S, Class B	38,922	2,939,650
Constellation Brands, Inc., Class A (a)	221,635	3,692,439
Hansen Natural Corp. (a)	96,359	3,762,819

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
PepsiCo, Inc.	144,930	9,114,647
Beverages Total		19,509,555
Food & Staples Retailing — 1.9%
BJ’s Wholesale Club, Inc. (a)	161,704	6,479,479
Casey’s General Stores, Inc.	83,122	3,064,708
Walgreen Co.	157,511	5,046,653
Food & Staples Retailing Total		14,590,840
Food Products — 1.4%
Archer-Daniels-Midland Co.	151,422	3,826,434
Kraft Foods, Inc., Class A	245,512	7,021,643
Food Products Total		10,848,077
Personal Products — 1.6%
Avon Products, Inc.	197,257	5,225,338
Hypermarcas SA (a)	488,500	6,647,962
Personal Products Total		11,873,300
Tobacco — 1.5%
Japan Tobacco, Inc.	896	2,813,812
Philip Morris International, Inc.	204,212	9,009,834
Tobacco Total		11,823,646
CONSUMER STAPLES TOTAL		68,645,418
ENERGY — 13.1%
Energy Equipment & Services — 4.5%
Cameron International Corp. (a)	110,917	4,015,195
Ensco PLC, ADR	88,388	3,305,711
National-Oilwell Varco, Inc.	106,983	4,079,262
Noble Corp. (a)	105,952	3,080,025
Schlumberger Ltd.	69,577	3,906,749
Smith International, Inc.	121,831	4,575,972
Tenaris SA, ADR	95,757	3,554,500
Weatherford International Ltd. (a)	328,349	4,636,288
Wellstream Holdings PLC	373,108	2,915,476
Energy Equipment & Services Total		34,069,178
Oil, Gas & Consumable Fuels — 8.6%
Apache Corp.	62,990	5,640,125
Cimarex Energy Co.	111,930	8,224,616
Continental Resources, Inc. (a)	69,738	3,288,844
Denbury Resources, Inc. (a)	384,825	6,330,371
EOG Resources, Inc.	64,861	6,800,027
Exxon Mobil Corp.	242,076	14,635,915
Hess Corp.	77,850	4,141,620

2

	Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
LUKOIL OAO, ADR	69,266	3,352,474
Occidental Petroleum Corp.	99,211	8,185,900
Peabody Energy Corp.	70,489	2,746,252
Petroleo Brasileiro SA, ADR	76,145	2,712,285
Oil, Gas & Consumable Fuels Total		66,058,429
ENERGY TOTAL		100,127,607
FINANCIALS — 15.6%
Capital Markets — 4.9%
Charles Schwab Corp.	310,654	5,076,086
Goldman Sachs Group, Inc.	16,519	2,383,031
Greenhill & Co., Inc.	49,279	3,414,542
Invesco Ltd.	232,875	4,322,160
Morgan Stanley	307,962	8,348,850
Northern Trust Corp.	85,319	4,335,058
Raymond James Financial, Inc.	159,133	4,498,690
TD Ameritrade Holding Corp. (a)	268,745	4,764,849
Capital Markets Total		37,143,266
Commercial Banks — 4.1%
Fifth Third Bancorp.	166,676	2,165,121
HDFC Bank Ltd., ADR	23,415	3,254,685
Itau Unibanco Holding SA, ADR	232,672	4,283,492
MB Financial, Inc.	159,215	3,478,848
PT Bank Central Asia Tbk	6,460,500	3,711,068
Wells Fargo & Co.	491,806	14,109,914
Commercial Banks Total		31,003,128
Consumer Finance — 0.7%
Discover Financial Services	426,333	5,734,179
Consumer Finance Total		5,734,179
Diversified Financial Services — 4.6%
Bank of America Corp.	958,218	15,082,351
Hong Kong Exchanges & Clearing Ltd.	184,200	2,845,027
JPMorgan Chase & Co.	376,494	14,901,632
Portfolio Recovery Associates, Inc. (a)	35,873	2,455,866
Diversified Financial Services Total		35,284,876
Insurance — 1.3%
Primerica, Inc. (a)	159,204	3,773,135

3

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Principal Financial Group, Inc.	238,406	6,482,259
Insurance Total		10,255,394
FINANCIALS TOTAL		119,420,843
HEALTH CARE — 10.2%
Biotechnology — 1.1%
Alexion Pharmaceuticals, Inc. (a)	61,352	3,069,441
Dendreon Corp. (a)	38,225	1,658,965
Gilead Sciences, Inc. (a)	104,219	3,743,546
Biotechnology Total		8,471,952
Health Care Equipment & Supplies — 2.0%
Baxter International, Inc.	72,048	3,042,587
Covidien PLC	72,500	3,073,275
Hospira, Inc. (a)	81,032	4,218,526
Insulet Corp. (a)	108,546	1,581,515
NuVasive, Inc. (a)	79,771	3,132,607
Health Care Equipment & Supplies Total		15,048,510
Health Care Providers & Services — 2.7%
CIGNA Corp.	110,369	3,694,050
Community Health Systems, Inc. (a)	59,766	2,329,679
Express Scripts, Inc. (a)	58,238	5,858,743
Fleury SA (a)	201,100	1,976,361
UnitedHealth Group, Inc.	225,457	6,554,035
Health Care Providers & Services Total		20,412,868
Health Care Technology — 0.3%
MedAssets, Inc. (a)	100,236	2,274,355
Health Care Technology Total		2,274,355
Life Sciences Tools & Services — 0.4%
QIAGEN N.V. (a)	141,218	2,976,875
Life Sciences Tools & Services Total		2,976,875
Pharmaceuticals — 3.7%
Abbott Laboratories	41,721	1,984,251
Allergan, Inc.	64,699	3,894,233
Auxilium Pharmaceuticals, Inc. (a)	74,142	2,133,807
Merck & Co., Inc.	273,363	9,209,600
Roche Holding AG, Genusschein Shares	23,973	3,287,109
Teva Pharmaceutical Industries Ltd., ADR	78,642	4,311,154

4

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Watson Pharmaceuticals, Inc. (a)	79,831	3,525,337
Pharmaceuticals Total		28,345,491
HEALTH CARE TOTAL		77,530,051
INDUSTRIALS — 11.9%
Aerospace & Defense — 0.9%
United Technologies Corp.	107,028	7,211,547
Aerospace & Defense Total		7,211,547
Air Freight & Logistics — 0.4%
Atlas Air Worldwide Holdings, Inc. (a)	58,998	3,083,825
Air Freight & Logistics Total		3,083,825
Commercial Services & Supplies — 0.3%
Tetra Tech, Inc. (a)	91,118	2,065,190
Commercial Services & Supplies Total		2,065,190
Construction & Engineering — 1.4%
EMCOR Group, Inc. (a)	71,617	1,788,276
Insituform Technologies, Inc., Class A (a)	166,089	3,398,181
Orion Marine Group, Inc. (a)	91,322	1,388,094
Quanta Services, Inc. (a)	207,950	4,310,804
Construction & Engineering Total		10,885,355
Electrical Equipment — 0.4%
Trina Solar Ltd., ADR (a)	173,221	3,031,368
Electrical Equipment Total		3,031,368
Industrial Conglomerates — 1.5%
General Electric Co.	360,993	5,902,235
Siemens AG, ADR	58,896	5,272,959
Industrial Conglomerates Total		11,175,194
Machinery — 4.1%
Barnes Group, Inc.	190,868	3,573,049
Caterpillar, Inc.	97,093	5,899,371
Cummins, Inc.	38,814	2,638,576
Dover Corp.	85,036	3,817,266
Joy Global, Inc.	98,799	5,038,749
Kubota Corp.	498,000	4,074,686
Parker Hannifin Corp.	98,791	6,071,695
Machinery Total		31,113,392
Marine — 1.3%
A.P. Moller - Maersk A/S, Class B	934	6,935,399
Diana Shipping, Inc. (a)	215,181	2,917,855
Marine Total		9,853,254
Professional Services — 0.8%
Huron Consulting Group, Inc. (a)	143,195	3,353,627

5

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
	Manpower, Inc.	65,774	3,006,529
Professional Services Total			6,360,156
Road & Rail — 0.8%
	J.B. Hunt Transport Services, Inc.	66,010	2,279,325
	Union Pacific Corp.	49,812	3,558,071
Road & Rail Total			5,837,396
INDUSTRIALS TOTAL			90,616,677
INFORMATION TECHNOLOGY — 19.0%
Communications Equipment — 0.9%
	QUALCOMM, Inc.	198,986	7,075,942
Communications Equipment Total			7,075,942
Computers & Peripherals — 3.8%
	Apple, Inc. (a)	60,489	15,555,351
	Hewlett-Packard Co.	287,455	13,225,805
Computers & Peripherals Total			28,781,156
Electronic Equipment, Instruments & Components — 0.9%
	Hollysys Automation Technologies Ltd. (a)	181,773	1,723,208
	Tyco Electronics Ltd.	179,299	5,167,397
Electronic Equipment, Instruments & Components Total			6,890,605
Internet Software & Services — 2.7%
	eBay, Inc. (a)	290,746	6,224,872
	Google, Inc., Class A (a)	19,612	9,515,350
	GSI Commerce, Inc. (a)	104,020	2,929,203
	Tencent Holdings Ltd.	102,500	1,951,122
Internet Software & Services Total			20,620,547
IT Services — 4.0%
	Alliance Data Systems Corp. (a)	69,338	4,899,423
	Hewitt Associates, Inc., Class A (a)	72,769	2,710,645
	International Business Machines Corp.	116,049	14,536,298
	MasterCard, Inc., Class A	23,038	4,648,377
	Redecard SA	237,400	3,522,562
IT Services Total			30,317,305
Semiconductors & Semiconductor Equipment — 2.3%
	Advanced Energy Industries, Inc. (a)	193,072	2,386,370
	Cavium Networks, Inc. (a)	61,400	1,632,012
	Disco Corp.	34,200	2,295,468
	Intel Corp.	331,711	7,105,250
	Silicon Laboratories, Inc. (a)	33,953	1,542,485

6

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
	Varian Semiconductor Equipment Associates, Inc. (a)	89,227	2,774,067
Semiconductors & Semiconductor Equipment Total			17,735,652
Software — 4.4%
	Electronic Arts, Inc. (a)	210,027	3,467,546
	Microsoft Corp.	635,460	16,394,868
	Nuance Communications, Inc. (a)	121,935	2,077,163
	Oracle Corp.	254,215	5,737,633
	TIBCO Software, Inc. (a)	322,111	3,675,286
	VanceInfo Technologies, Inc., ADR (a)	90,562	1,958,856
Software Total			33,311,352
INFORMATION TECHNOLOGY TOTAL			144,732,559
MATERIALS — 5.0%
Chemicals — 1.3%
	Ferro Corp. (a)	534,034	4,811,647
	Potash Corp. of Saskatchewan, Inc.	31,153	3,090,066
	STR Holdings, Inc. (a)	117,096	2,483,606
Chemicals Total			10,385,319
Construction Materials — 0.6%
	Cemex SAB de CV, ADR (a)	399,258	4,323,964
Construction Materials Total			4,323,964
Metals & Mining — 3.1%
	AK Steel Holding Corp.	201,372	3,012,525
	ArcelorMittal, NY Registered Shares	125,745	3,812,588
	Eurasian Natural Resources Corp. PLC	284,315	4,109,980
	Freeport-McMoRan Copper & Gold, Inc.	99,263	6,953,373
	Thompson Creek Metals Co., Inc. (a)	383,477	3,777,248
	Vale SA, ADR	77,971	2,120,032
Metals & Mining Total			23,785,746
MATERIALS TOTAL			38,495,029
TELECOMMUNICATION SERVICES — 1.5%
Diversified Telecommunication Services — 0.1%
	Cogent Communications Group, Inc. (a)	126,152	1,141,676
Diversified Telecommunication Services Total			1,141,676
Wireless Telecommunication Services — 1.4%
	American Tower Corp., Class A (a)	87,746	3,556,345
	Millicom International Cellular SA	29,737	2,376,878

7

		Shares	Value ($)
Common Stocks — (continued)
TELECOMMUNICATION SERVICES — (continued)
	Mobile TeleSystems OJSC, ADR (a)	246,315	4,736,638
Wireless Telecommunication Services Total			10,669,861
TELECOMMUNICATION SERVICES TOTAL			11,811,537
UTILITIES — 2.3%
Electric Utilities — 0.6%
	NV Energy, Inc.	356,773	4,206,354
Electric Utilities Total			4,206,354
Gas Utilities — 0.6%
	PT Perusahaan Gas Negara	11,323,500	4,539,927
Gas Utilities Total			4,539,927
Independent Power Producers & Energy Traders — 0.8%
	AES Corp. (a)	586,795	6,026,385
Independent Power Producers & Energy Traders Total			6,026,385
Multi-Utilities — 0.3%
	Alliant Energy Corp.	80,753	2,595,401
Multi-Utilities Total			2,595,401
UTILITIES TOTAL			17,368,067

	Total Common Stocks (cost of $652,706,292)		756,866,190

		Par ($)
Short-Term Obligation — 0.4%
	Repurchase agreement with Fixed Income Clearing Corp., dated 05/28/10, due 06/01/10 at 0.130%, collateralized by U.S. Treasury obligations with various maturities to 11/15/19, market value $3,273,288 (repurchase proceeds $3,207,046)	3,207,000	3,207,000

	Total Short-Term Obligation (cost of $3,207,000)		3,207,000

	Total Investments — 99.5% (cost of $655,913,292)(b)(c)		760,073,190

	Other Assets & Liabilities, Net — 0.5%		3,817,035

	Net Assets — 100.0%		763,890,225

8

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

9

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the “amendment”), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and requires disclosure of the reason(s) for the transfer. Additionally, purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009; except for, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis, which will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the amendment.

The following table summarizes the inputs used, as of May 31, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$75,627,905	$12,490,497	$—	$88,118,402
Consumer Staples	62,891,956	5,753,462	—	68,645,418
Energy	97,212,131	2,915,476	—	100,127,607
Financials	112,864,748	6,556,095	—	119,420,843
Health Care	74,242,942	3,287,109	—	77,530,051
Industrials	79,606,592	11,010,085	—	90,616,677
Information Technology	140,485,969	4,246,590	—	144,732,559
Materials	34,385,049	4,109,980	—	38,495,029
Telecommunication Services	11,811,537	—	—	11,811,537
Utilities	12,828,140	4,539,927	—	17,368,067
Total Common Stocks	701,956,969	54,909,221	—	756,866,190
Total Short-Term Obligation	—	3,207,000	—	3,207,000
Total Investments	$701,956,969	$58,116,221	$—	$760,073,190

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $655,913,292.
(c)	Unrealized appreciation and depreciation at May 31, 2010 based on cost of investments for federal income tax purposes was:

10

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$139,932,173	$(35,772,275)	$104,159,898

Acronym	Name

ADR	American Depositary Receipt

11

INVESTMENT PORTFOLIO

May 31, 2010 (Unaudited)	Columbia Technology Fund

	Shares	Value ($)*
Common Stocks — 92.8%
CONSUMER DISCRETIONARY — 4.1%
Hotels, Restaurants & Leisure — 0.6%
Ctrip.com International Ltd., ADR (a)	39,830	1,568,904
Hotels, Restaurants & Leisure Total		1,568,904
Internet & Catalog Retail — 2.9%
Amazon.com, Inc. (a)	33,770	4,236,784
NetFlix, Inc. (a)	29,970	3,331,166
Internet & Catalog Retail Total		7,567,950
Media — 0.6%
DIRECTV, Class A (a)	40,350	1,520,791
Media Total		1,520,791
CONSUMER DISCRETIONARY TOTAL		10,657,645
HEALTH CARE — 1.1%
Health Care Technology — 1.1%
Cerner Corp. (a)	23,100	1,933,701
Omnicell, Inc. (a)	76,860	1,006,866
Health Care Technology Total		2,940,567
HEALTH CARE TOTAL		2,940,567
INDUSTRIALS — 0.4%
Aerospace & Defense — 0.4%
Global Defense Technology & Systems, Inc. (a)	66,693	958,378
Aerospace & Defense Total		958,378
INDUSTRIALS TOTAL		958,378
INFORMATION TECHNOLOGY — 84.8%
Communications Equipment — 9.1%
Ciena Corp. (a)	73,060	1,137,544
Cisco Systems, Inc. (a)	56,130	1,299,971
CommScope, Inc. (a)	67,250	1,896,450
F5 Networks, Inc. (a)	135,030	9,496,660
Finisar Corp. (a)	144,261	2,192,767
Mitel Networks Corp. (a)	154,570	1,715,727
Polycom, Inc. (a)	93,630	2,811,709
QUALCOMM, Inc.	53,160	1,890,370
Research In Motion Ltd. (a)	22,390	1,359,073
Communications Equipment Total		23,800,271
Computers & Peripherals — 18.7%
Apple, Inc. (a)	102,694	26,408,789
Dell, Inc. (a)	175,290	2,336,616
EMC Corp. (a)	229,120	4,266,214
NetApp, Inc. (a)	71,130	2,680,178

1

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
SanDisk Corp. (a)	142,180	6,628,432
Seagate Technology (a)	150,200	2,307,072
Teradata Corp. (a)	81,620	2,606,943
Western Digital Corp. (a)	43,780	1,523,982
Computers & Peripherals Total		48,758,226
Electronic Equipment, Instruments & Components — 3.4%
Agilent Technologies, Inc. (a)	79,190	2,562,589
AU Optronics Corp., ADR	98,270	955,184
Corning, Inc.	144,000	2,509,920
Flextronics International Ltd. (a)	169,940	1,114,806
LG Display Co., Ltd., ADR	88,380	1,581,118
Electronic Equipment, Instruments & Components Total		8,723,617
Internet Software & Services — 7.9%
Akamai Technologies, Inc. (a)	104,480	4,149,945
Baidu, Inc., ADR (a)	73,070	5,349,455
Equinix, Inc. (a)	14,315	1,317,123
Google, Inc., Class A (a)	9,210	4,468,508
GSI Commerce, Inc. (a)	77,540	2,183,526
VeriSign, Inc. (a)	107,760	3,007,582
Internet Software & Services Total		20,476,139
IT Services — 6.6%
Accenture PLc, Class A	65,590	2,460,937
Alliance Data Systems Corp. (a)	27,650	1,953,749
Cognizant Technology Solutions Corp., Class A (a)	97,430	4,875,397
Infosys Technologies Ltd., ADR	48,900	2,813,217
MasterCard, Inc., Class A	6,474	1,306,259
Visa, Inc., Class A	50,500	3,659,230
IT Services Total		17,068,789
Semiconductors & Semiconductor Equipment — 17.8%
Analog Devices, Inc.	219,861	6,413,345
ASML Holding N.V., N.Y. Registered Shares	87,950	2,485,467
Atheros Communications, Inc. (a)	38,650	1,314,100
Broadcom Corp., Class A	59,250	2,045,310
Cavium Networks, Inc. (a)	133,470	3,547,633
Cree, Inc. (a)	47,780	3,171,159
Disco Corp.	50,388	3,381,990
Intel Corp.	252,730	5,413,477

2

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Lam Research Corp. (a)	41,320	1,564,375
Marvell Technology Group Ltd. (a)	297,785	5,651,959
Micron Technology, Inc. (a)	702,150	6,382,543
Silicon Laboratories, Inc. (a)	47,610	2,162,922
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	78,130	761,767
United Microelectronics Corp., ADR (a)	128,060	423,879
Veeco Instruments, Inc. (a)	40,980	1,564,207
Semiconductors & Semiconductor Equipment Total		46,284,133
Software — 21.3%
Adobe Systems, Inc. (a)	205,210	6,583,137
ANSYS, Inc. (a)	81,560	3,566,619
Autodesk, Inc. (a)	111,810	3,271,560
Check Point Software Technologies Ltd. (a)	121,070	3,713,217
Citrix Systems, Inc. (a)	60,440	2,635,788
Concur Technologies, Inc. (a)	65,800	2,783,340
Microsoft Corp.	142,480	3,675,984
Nuance Communications, Inc. (a)	175,230	2,985,043
Red Hat, Inc. (a)	193,510	5,671,778
Rovi Corp. (a)	186,067	6,947,742
Salesforce.com, Inc. (a)	45,850	3,967,400
Sourcefire, Inc. (a)	63,526	1,311,177
SuccessFactors, Inc. (a)	108,389	2,412,739
TIBCO Software, Inc. (a)	155,970	1,779,618
VMware, Inc., Class A (a)	62,280	4,123,559
Software Total		55,428,701
INFORMATION TECHNOLOGY TOTAL		220,539,876
MATERIALS — 0.6%
Chemicals — 0.6%
STR Holdings, Inc. (a)	70,100	1,486,821
Chemicals Total		1,486,821
MATERIALS TOTAL		1,486,821
TELECOMMUNICATION SERVICES — 1.8%
Wireless Telecommunication Services — 1.8%
NII Holdings, Inc. (a)	35,000	1,276,450
SBA Communications Corp., Class A (a)	108,150	3,572,195
Wireless Telecommunication Services Total		4,848,645
TELECOMMUNICATION SERVICES TOTAL		4,848,645

Total Common Stocks (cost of $193,867,441)		241,431,932

3

	Par ($)	Value ($)
Short-Term Obligation — 7.1%
Repurchase agreement with Fixed Income Clearing Corp., dated 05/28/10, due 06/01/10 at 0.130%, collateralized by a U.S. Treasury obligation maturing 11/15/19, market value $18,763,350 (repurchase proceeds $18,391,266)	18,391,000	18,391,000

Total Short-Term Obligation (cost of $18,391,000)		18,391,000

Total Investments — 99.9% (cost of $212,258,441)(b)(c)		259,822,932

Other Assets & Liabilities, Net — 0.1%		156,313

Net Assets — 100.0%		259,979,245

Notes to Investment Portfolio:
*	Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

	Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

	The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the “amendment”), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 or Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and requires disclosure of the reason(s) for the transfer. Additionally purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009, except for the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis, which will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the amendment.

The following table summarizes the inputs used, as of May 31, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$10,657,645	$—	$—	$10,657,645
Health Care	2,940,567	—	—	2,940,567
Industrials	958,378	—	—	958,378
Information Technology	217,157,886	3,381,990	—	220,539,876
Materials	1,486,821	—	—	1,486,821
Telecommunication Services	4,848,645	—	—	4,848,645
Total Common Stocks	238,049,942	3,381,990	—	241,431,932
Total Short-Term Obligation	—	18,391,000	—	18,391,000
Total Investments	$238,049,942	$21,772,990	$—	$259,822,932

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

(a)		Non-income producing security.
(b)		Cost for federal income tax purposes is $212,258,441.
(c)		Unrealized appreciation and depreciation at May 31, 2010 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$52,669,890	$(5,105,399)	$47,564,491

Acronym	Name

ADR	American Depositary Receipt

5

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	July 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	July 22, 2010

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	July 22, 2010